                                                              FILE NO. 333-39804


     As filed with the Securities and Exchange Commission on April 28, 2005


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       PRE-EFFECTIVE AMENDMENT NO.____  [ ]


                       POST-EFFECTIVE AMENDMENT NO. 7   [X]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                       AMENDMENT NO. 67                 [X]


                                   ----------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                   ----------

                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:

 Michael Berenson                                 Christopher D. Menconi
 Morgan, Lewis & Bockius LLP                      Morgan, Lewis & Bockius LLP
 1111 Pennsylvania Avenue, N.W.                   1111 Pennsylvania Avenue, N.W.
 Washington, DC 20004                             Washington, DC 20004

                                   ----------


 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.


 It is proposed that this filing will become effective (check appropriate box):

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


        [X] on May 2, 2005 pursuant to paragraph (b) of Rule 485


        [ ] 60 days after filing pursuant to paragraph (a) of Rule 485 { ] on (date) pursuant to paragraph (a) of Rule 485

================================================================================

PROSPECTUS - MAY 1, 2005


INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS

ENHANCED CREDIT VARIABLE ANNUITY

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 TELEPHONE (800) 523-0650

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),
o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
o has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,
o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
o allows you to choose to receive your annuity payments over different periods of time, including over your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

CONTRACT EXPENSES ARE HIGHER THAN OTHER ANNUITY CONTRACTS OFFERED BY PENN MUTUAL WITHOUT A PURCHASE PAYMENT ENHANCEMENT FEATURE. THE BENEFIT OF THE PURCHASE PAYMENT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE HIGHER EXPENSES, RELATIVE TO OTHER ANNUITY CONTRACTS WE OFFER, IF WITHDRAWALS ARE MADE IN THE EARLY YEARS OF THE CONTRACT.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. THE REFUND WILL NOT INCLUDE THE PORTION OF THE CONTRACT VALUE WHICH IS ATTRIBUTABLE TO THE PURCHASE PAYMENT ENHANCEMENT. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. YOUR PURCHASE PAYMENT WILL BE ALLOCATED TO THE SUBACCOUNTS YOU HAVE SELECTED ON THE DATE WE ISSUE YOUR CONTRACT.

You may obtain a Statement of Additional Information, dated May 1, 2005, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").


PENN SERIES FUNDS, INC.                                            MANAGER
        Money Market Fund                                          Independence Capital Management, Inc.
        Limited Maturity Bond Fund                                 Independence Capital Management, Inc.
        Quality Bond Fund                                          Independence Capital Management, Inc.
        High Yield Bond Fund                                       T. Rowe Price Associates, Inc.
        Flexibly Managed Fund                                      T. Rowe Price Associates, Inc.
        Growth Stock Fund                                          T. Rowe Price Associates, Inc.
        (formerly, Growth Equity Fund)
        Large Cap Value Fund                                       Lord, Abbett & Co. LLC
        Large Cap Growth Fund                                      ABN AMRO Asset Management, Inc.
        Index 500 Fund                                             Wells Capital Management Incorporated
        Mid Cap Growth Fund                                        Turner Investment Partners, Inc.
        Mid Cap Value Fund                                         Neuberger Berman Management Inc.
        Strategic Value Fund                                       Lord, Abbett & Co. LLC
        Small Cap Growth Fund                                      Bjurman, Barry & Associates
        (formerly, Emerging Growth Fund)
        Small Cap Value Fund                                       Goldman Sachs Asset Management, L.P.
        International Equity Fund                                  Vontobel Asset Management, Inc.
        REIT Fund                                                  Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
        Balanced Portfolio                                         Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
        Equity-Income Portfolio                                    Fidelity Management & Research Company
        Growth Portfolio                                           Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
        Asset Manager Portfolio                                    Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
        Emerging Markets Equity (International) Portfolio          Van Kampen


A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

PROSPECTUS CONTENTS


GLOSSARY..................................................................................5

EXPENSES..................................................................................6

EXAMPLES OF FEES AND EXPENSES.............................................................9

CONDENSED FINANCIAL INFORMATION...........................................................9

THE PENN MUTUAL LIFE INSURANCE COMPANY...................................................10

THE SEPARATE ACCOUNT.....................................................................10
     Accumulation Units - Valuation......................................................10
     Voting Instructions.................................................................10
     Investment Options in the Separate Account..........................................10
         Penn Series Funds, Inc. ........................................................10
         Neuberger Berman Advisers Management Trust......................................12
         Fidelity Investments' Variable Insurance Products Fund..........................12
         Fidelity Investments' Variable Insurance Products Fund II.......................12
         Van Kampen's The Universal Institutional Funds, Inc. ...........................12

THE FIXED INTEREST ACCOUNTS .............................................................13

THE CONTRACT.............................................................................13
     How Do I Purchase a Contract?.......................................................14
     What Are Purchase Payment Enhancements? ............................................14
     Do I Always Get to Keep My Purchase Payment Enhancements? ..........................15
     Do Purchase Payment Enhancements Benefit All People? ...............................15
     What Types of Annuity Payments May I Choose?........................................15
         Variable Annuity Payments.......................................................15
         Fixed Annuity Payments..........................................................16
         Other Information ..............................................................16
     What Are the Death Benefits Under My Contract?......................................16
         Optional Step-Up Plus Death Benefit Enhancement Rider ..........................17
         Optional Estate Enhancement Death Benefit Rider.................................18
         Choosing a Lump Sum or Annuity .................................................18
     May I Transfer Money Among Subaccounts and the Dollar Cost Averaging Accounts?......19
         Before the Annuity Date.........................................................19
         After the Annuity Date..........................................................19
         General Rules...................................................................19
         Frequent Trading Risks..........................................................19
         Frequent Trading Policies.......................................................20
         Dollar Cost Averaging...........................................................20
         Automatic Rebalancing...........................................................20
     May I Withdraw Any of My Money?.....................................................20
         Systematic Withdrawals..........................................................20
         403(b) Withdrawals..............................................................20
     Deferment of Payments and Transfers.................................................20
     What Charges Do I Pay?..............................................................21
         Administration Charges..........................................................21
         Mortality and Expense Risk Charge...............................................22
         Contingent Deferred Sales Charge................................................22
         Free Withdrawals................................................................23
         Step-Up Plus Death Benefit Enhancement Rider (Optional) ........................23
         Estate Enhancement Death Benefit Rider (Optional)...............................24

         Premium Taxes...................................................................24

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.......................................24
     General Information.................................................................24

FEDERAL INCOME TAX CONSIDERATIONS........................................................24
     Withdrawals and Death Benefits......................................................24
     Annuity Payments....................................................................24
     Early Withdrawals...................................................................25
     Transfers...........................................................................25
     Separate Account Diversification....................................................25
     Qualified Plans.....................................................................26
     Distribution Arrangements...........................................................26

FINANCIAL STATEMENTS.....................................................................27

STATEMENT OF ADDITIONAL INFORMATION CONTENTS.............................................28

APPENDIX A...............................................................................29

GLOSSARY

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

         ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         ANNUITANT: The person during whose life annuity payments are made.

         ANNUITY DATE: The date on which annuity payments start.

         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

         ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         CONTRACT: The combination variable and fixed annuity contract described in this prospectus.

         CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

         CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

         CONTRACT YEAR: Each twelve-month period following the contract date.

         DOLLAR COST AVERAGING ACCOUNTS: The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a six month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

         FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the Dollar Cost Averaging Accounts.

         SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.

         SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

         VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

         WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

         YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...................................................................... None
Maximum Contingent Deferred Sales Charge........................................ 8% of purchase payments withdrawn(a)
Transfer Fee................................................................................................. None(b)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE................................................................ $ 40(c)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge............................................................................ 1.25%
Contract Administration Charge............................................................................... 0.15%
                                                                                                              ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS)...................................................... 1.40%
OPTIONAL ESTATE ENHANCEMENT RIDER
For Annuitants Age 60 and Under.............................................................................. 0.20%(d)
For Annuitants Age 61 to 70.................................................................................. 0.30%(e)
For Annuitants Age 71 to 80.................................................................................. 0.60%(f)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH MAXIMUM CHARGE FOR
ESTATE ENHANCEMENT RIDER) ................................................................................... 2.00%(g)

OPTIONAL STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER(h)                 MONTHLY CHARGE PER $1,000 OF BENEFIT
                                                                                      MINIMUM        MAXIMUM
                                                                                      -------       --------
                                                                                      $ 0.208       $ 17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL ANNUAL FUND OPERATING EXPENSES                                                  MINIMUM        MAXIMUM
----------------------------------------------------------------------------          -------       --------
(expenses that are deducted from Fund assets, including management
fees and other expenses) ...................................................             0.36%(i)       1.71%(j)


----------
(a) The charge decreases to zero after the ninth year. (See WHAT CHARGES DO I PAY? in this Prospectus.)
(b) Although we have no present intention of charging a transfer fee, we reserve the right to do so in the future.
(c) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.
(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.40% and 1.95%, depending on whether you choose the Estate Enhancement Rider and, if you choose to purchase that Rider, the Annuitant's age.
(h) A Contract Owner may elect the Optional Step-Up Plus Death Benefit Enhancement Rider. The charge for the rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this Prospectus.)


(i) The minimum total operating expenses of the funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.25% through July 31, 2004. Thereafter, the Agent voluntarily waived fees and reimbursed expenses to the extent the Index 500 Fund's total operating expenses exceeded 0.35%. With these voluntary waivers, the minimum total operating expenses of the funds for the most recent fiscal year was 0.29%. The Agent may change or eliminate all or part of this voluntary waiver at any time.
(j) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was

         1.70%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                       TOTAL                           NET
                        MANAGEMENT       OTHER         FUND           FEE             FUND
                           FEES        EXPENSES      EXPENSES       WAIVERS         EXPENSES
                        ----------    ----------    ----------    ----------       ----------
Money Market ........         0.20%         0.33%         0.53%         0.00%            0.53%
Limited Maturity Bond         0.30%         0.32%         0.62%         0.00%            0.62%
Quality Bond ........         0.33%         0.29%         0.62%         0.00%            0.62%
High Yield Bond .....         0.50%         0.36%         0.86%         0.00%            0.86%
Flexibly Managed ....         0.60%         0.25%         0.85%         0.00%            0.85%(1)
Growth Stock ........         0.65%         0.32%         0.97%         0.00%            0.97%(1)
Large Cap Value .....         0.60%         0.29%         0.89%         0.00%            0.89%(1)
Large Cap Growth ....         0.55%         0.41%         0.96%         0.00%            0.96%(1)
Index 500 ...........         0.07%         0.29%         0.36%         0.00%            0.36%(4)
Mid Cap Growth ......         0.70%         0.33%         1.03%         0.03%(2)         1.00%(1)
Mid Cap Value .......         0.55%         0.31%         0.86%         0.00%            0.86%(1)
Strategic Value .....         0.72%         0.42%         1.14%         0.00%            1.14%
Small Cap Growth ....         0.73%         0.33%         1.06%         0.00%            1.06%
Small Cap Value .....         0.85%         0.32%         1.17%         0.02%(3)         1.15%
International Equity          0.85%         0.37%         1.22%         0.00%            1.22%(1)
REIT ................         0.70%         0.40%         1.10%         0.00%            1.10%



----------
These expenses are for the fiscal year ended December 31, 2004.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

         Flexibly Managed                                     0.84%
         Growth Stock                                         0.96%
         Large Cap Value                                      0.86%
         Large Cap Growth                                     0.89%
         Mid Cap Growth                                       0.91%
         Mid Cap Value                                        0.82%
         International Equity                                 1.18%

(2) The Administrative and Corporate Services Agent (the "Agent") has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(4) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25% through July 31, 2004. Thereafter, the Agent has voluntarily agreed to waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. With these voluntary waivers, the Fund's actual total operating expenses for the most recent fiscal year were 0.29%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT/
                                                                    ADMINISTRATION                    TOTAL FUND
                                                                         FEES        OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Balanced...........................................................      0.85%           0.25%           1.10%



----------
(a)      These expenses are for the fiscal year ended December 31, 2004.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT                      TOTAL FUND
                                                                         FEE         OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Equity-Income..............................................             0.47%            0.11%          0.58%
Growth.....................................................             0.58%            0.10%          0.68%



----------
(a) These expenses are for the fiscal year ended December 31, 2004. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.57% for the Equity-Income Portfolio and 0.65% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT          OTHER       TOTAL FUND
                                                                         FEE            EXPENSES       EXPENSES
                                                                    --------------   --------------   ----------
Asset Manager..............................................             0.53%             0.12%         0.65%



----------
(a) These expenses are for the fiscal year ended December 31, 2004. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.64%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT          OTHER       TOTAL FUND
                                                                         FEE             EXPENSES      EXPENSES
                                                                    --------------   --------------   ----------
Emerging Markets Equity (International)....................             1.25%             0.46%        1.71%(b)



----------
(a)      These expenses are for the fiscal year ended December 31, 2004.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.70%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


         Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

EXAMPLES OF FEES AND EXPENSES

         This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any. The examples do not reflect the deduction of state premium taxes.

         The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:


                                                                   ONE       THREE      FIVE        TEN
                                                                  YEAR       YEARS      YEARS      YEARS
                                                                --------   --------   --------   --------
                  Assuming Maximum Total Annual Fund Expenses   $  1,042   $  1,745   $  2,279   $  3,552
                  Assuming Minimum Total Annual Fund Expenses   $    914   $  1,362   $  1,629   $  2,167


         (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any Riders:


                                                                   ONE       THREE      FIVE        TEN
                                                                  YEAR       YEARS      YEARS      YEARS
                                                                --------   --------   --------   --------
                  Assuming Maximum Total Annual Fund Expenses   $    326   $    997   $  1,694   $  3,552
                  Assuming Minimum Total Annual Fund Expenses   $    187   $    580   $    998   $  2,167


         (3) If you surrender your Contract at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*


                                                                   ONE       THREE      FIVE        TEN
                                                                  YEAR       YEARS      YEARS      YEARS
                                                                --------   --------   --------   --------
                  Assuming Maximum Total Annual Fund Expenses   $  1,121   $  1,975   $  2,660   $  4,315
                  Assuming Minimum Total Annual Fund Expenses   $    995   $  1,606   $  2,045   $  3,065


         (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*


                                                                   ONE       THREE      FIVE        TEN
                                                                  YEAR       YEARS      YEARS      YEARS
                                                                --------   --------   --------   --------
                  Assuming Maximum Total Annual Fund Expenses   $    412   $  1,249   $  2,103   $  4,315
                  Assuming Minimum Total Annual Fund Expenses   $    275   $    845   $  1,443   $  3,065


----------
* The examples do not reflect charges for the Optional Step-Up Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for the Optional Step-Up Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

         Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

         Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

ACCUMULATION UNITS - VALUATION

         Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit Value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit Value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract. Any purchase payment enhancements credited to the Contract are allocated to the subaccount and Dollar Cost Averaging Accounts in the same proportions as purchase payments are allocated.

         The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15%.

VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the fund shares in which your purchase payments are invested. If the law changes and permits us to vote the fund shares, we may do so.

         If you are a Contract Owner, we determine the number of fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

         The Separate Account currently has subaccounts that invest in the following Funds:

PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND - seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.


         GROWTH STOCK FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.


         LARGE CAP VALUE FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         LARGE CAP GROWTH FUND - seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

         INDEX 500 FUND - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         MID CAP GROWTH FUND - seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         MID CAP VALUE FUND - seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

         STRATEGIC VALUE FUND - seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.


         SMALL CAP GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.


         SMALL CAP VALUE FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         REIT FUND - seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the

Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund.
T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

         BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.


         Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and

Van Kampen's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

         Interests in the fixed interest accounts, which are part of Penn Mutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. The fixed interest accounts may not be available in all states. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

         An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         You may also allocate purchase payments to our Dollar Cost Averaging Accounts if you participate in our dollar cost averaging program. The Dollar Cost Averaging Accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

         You decide, within Contract limits,

         o        how often you make a purchase payment and how much you invest;

         o the Funds and/or Dollar Cost Averaging Accounts in which your purchase payments and purchase payment enhancements are invested;

         o whether or not to transfer money among the available Funds and Dollar Cost Averaging Accounts;

         o        the type of annuity that we pay and who receives it;

         o the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o        the amount and frequency of withdrawals from the Contract
                  Value.

         Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?


         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.


         The minimum initial purchase payment that we will accept is $25,000 with subsequent purchase payments of $5,000 ($1,000 subsequent purchase payments for qualified Contracts), although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.

WHAT ARE PURCHASE PAYMENT ENHANCEMENTS?

         We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).

         When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the table below. The purchase payment enhancement percentage is based on total purchase payments less total withdrawals. We will credit the purchase payment enhancement to your Contract and allocate the enhancement amount to the subaccounts of the Separate Account and/or the Dollar Cost Averaging Accounts, along with your purchase payments, in accordance with your direction.


         If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payment enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments made during the Contract Year multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the Contract during that Contract Year. If the result exceeds zero, the excess will be credited to the Contract as a purchase payment enhancement at the same time as the purchase payment is credited.


         The Contract provides no specific charge for providing the purchase payment enhancement. Penn Mutual pays the purchase payment enhancement from its surplus which reflects revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the Contract. The charges are expected to produce a profit or return to Penn Mutual's surplus, in addition to covering the cost of issuing and administering the Contract.

         WE RESERVE THE RIGHT TO DISCONTINUE CREDITING PURCHASE PAYMENT ENHANCEMENTS UNDER THIS CONTRACT IN THE FUTURE, PROVIDED WE GIVE YOU ADVANCE WRITTEN NOTICE.

          TOTAL PURCHASE PAYMENTS LESS      PURCHASE PAYMENT ENHANCEMENT
                   WITHDRAWALS                       PERCENTAGE
          ----------------------------      ----------------------------
                Less than $50,000                        3%
               $50,000 to $149,999                       4%
               $150,000 and higher                       5%

         If the purchase payment on the initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.

         For purposes of calculating any death benefit available under the Contract or through a rider, we treat purchase payment enhancements as earnings rather than as purchase payments.

DO I ALWAYS GET TO KEEP MY PURCHASE PAYMENT ENHANCEMENTS?

         You won't always get to keep the purchase payment enhancements credited to your Contract. We will take back or "recapture" some or all of the purchase payment enhancements under certain circumstances:

         o If you cancel your Contract during the "Right to Review" period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement. Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

         o If you make a withdrawal from your Contract where a contingent deferred sales charge is applied, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal. We will not recapture the purchase payment enhancement when there is a free withdrawal. SEE FREE WITHDRAWALS in this Prospectus.

DO PURCHASE PAYMENT ENHANCEMENTS BENEFIT ALL PEOPLE?

         No. Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals. We issue contracts with no purchase payment enhancement, lower mortality and expenses risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sales charge periods. You should consider the following factors when determining which annuity contract is appropriate for you:

         o The length of time that you plan to continue to own your contract.

         o The frequency, amount and timing of withdrawals you plan to make.

         o        The amount of purchase payments you plan to make.

         o Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.


         The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement. With respect to a withdrawal during the first Contract Year, the contingent deferred sales charge would be higher than in other contracts we offer. Also, in a declining market, the purchaser would bear the loss on the credit enhancement.


WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         After the first Contract anniversary date, you may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or
(5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date. If your Contract Value is allocated to more than four Subaccounts, the variable portion will be allocated to the Money Market Subaccount until you give us instructions to allocate it to not more than four Subacounts.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or
                  (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York). For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         For Contracts issued on or after August 11, 2003, if the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Fixed Account death benefit is the Fixed Account Value. The Variable Account death benefit is the greater of: (1) the

Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less adjusted partial withdrawals and transfers. "Adjusted partial withdrawals and transfers" means the amount of each partial withdrawal from or transfer out of the Variable Account, multiplied by the amount of the Variable Account death benefit just before the partial withdrawal or transfer, divided by your Variable Account Value just before the partial withdrawal or transfer. If you make a partial withdrawal or transfer at a time when the amount of your Variable Account death benefit is greater than your Variable Account Value, then your Variable Account death benefit amount will be reduced by an amount greater than the amount withdrawn or transferred. The Fixed Interest Account benefit is the Fixed Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         OPTIONAL STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER. If the Annuitant is age 75 or less, you may purchase this death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase this death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. This Optional Step-Up Plus Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

         You may purchase this rider only at the time you purchase your Contract. The Death Benefit Enhancement from this rider is limited to $1 million.

         If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

         On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

         On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

         (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

         (2)      the Variable Account Value on the current Contract
Anniversary.

         We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

         Treatment of Transfers. Transfers into the Variable Account from a Dollar Cost Averaging Account will be treated as purchase payments allocated to the Variable Account. This Optional Step-Up Plus Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

         Charge. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

         For information on the cost of this death benefit enhancement rider, see WHAT CHARGES DO I PAY? in this Prospectus.

         OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Annuity ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for every $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

         The estate enhancement death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.

         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

         o The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest accounts as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within

                  60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE DOLLAR COST AVERAGING ACCOUNTS?

         BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under Dollar Cost Averaging below.

         o You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o Transfers are currently limited to a total of three subaccounts and one fixed interest account selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options to engage in market timing. We therefore reserve the right not to accept programmed or frequent requests used for market timing, to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.


         FREQUENT TRADING RISKS. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

         The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

         As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

         FREQUENT TRADING POLICIES. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

         We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

         1. A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.
         2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.
         3. Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If you have Contract Value of at least $10,000, you can have a fixed percentage of your account value transferred monthly to one or more subaccounts to achieve dollar cost averaging. The minimum transfer to each Subaccount must be at least $50. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or from either the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account. You may do this for up to 60 months with a maximum of 6 months for the Six Month Dollar Cost Averaging Account or a maximum of 12 months for the Twelve Month Dollar Cost Averaging Account. If you stop the program while in a specific dollar cost averaging account, any money left in the Six Month or Twelve Month Dollar Cost Averaging Account will be transferred into the Money Market Subaccount, unless you specify otherwise. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650.

        AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you have Contract Value of at least $10,000, and you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options. You may elect to participate in the program when you apply for your Policy or, after you have owned your

Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. However, if it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if that amount is less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.

         o You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in each subaccount is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from Dollar Cost Averaging Accounts beginning with the one having the shortest interest period.


         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current Contract Year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum monthly amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.


         403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         ADMINISTRATION CHARGES:

         These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         MORTALITY AND EXPENSE RISK CHARGE:

         We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         CONTINGENT DEFERRED SALES CHARGE:

         This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment. This charge does not apply to earnings or purchase payment enhancements. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis. However, for contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

           YEAR AFTER PURCHASE PAYMENT
           IN WHICH WITHDRAWAL IS MADE                   APPLICABLE CHARGE
           ---------------------------                   -----------------
              First                                              8%
              Second                                             8%
              Third                                              8%
              Fourth                                             8%
              Fifth                                              7%
              Sixth                                              6%
              Seventh                                            5%
              Eighth                                             3%
              Ninth                                              3%
              Tenth and thereafter                               0%

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

         FREE WITHDRAWALS:

         Nine Year-Old Purchase Payments. You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.


         Annual Withdrawals of 15% of Purchase Payments. On the last day of the first Contract Year and once each Contract Year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a Contract Year and the amount is not cumulative from year to year.

         Medically Related Withdrawal. Subject to state law, after the first Contract Year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $500,000) if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.


         Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER (OPTIONAL):


         We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a Contract Year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.


         The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

         We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

                                       MONTHLY CHARGE PER $1,000 OF
                  ATTAINED AGE                  BENEFIT
                  ------------         ----------------------------
                  Less than 40                 $  0.208
                     40-44                        0.208
                     45-49                        0.333
                     50-54                        0.458
                     55-59                        0.708
                     60-64                        1.083
                     65-69                        1.667
                     70-74                        2.708
                     75-79                        4.250
                     80-84                        7.083
                     85-89                       11.000
                     90-94                       17.292

         ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL):

         For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issues ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

         PREMIUM TAXES:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

GENERAL INFORMATION


         If you participate in our dollar cost averaging program, you may allocate money to either our Six Month Dollar Cost Averaging Account or our Twelve Month Dollar Cost Averaging Account. Amounts may be only allocated to one of the dollar cost averaging accounts. The interest rate that you earn is set at the time that you invest and will not vary during the period you selected. The rate will never be less than 3%, unless applicable law permits a reduction. If you stop dollar cost averaging before your money has been in either account for the full six month or twelve month term, your money will be transferred to the Money Market Subaccount unless you specify a different investment option. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.


FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the

Generation Skipping Transfer Tax under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o        withdrawals made on or after age 59 1/2;

         o        on distributions made after death; or

         o        withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.


DISTRIBUTION ARRANGEMENTS

         Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the contracts. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

         Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 5 1/2% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.

         In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

         Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

         Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

         All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this contract rather than other investment options.

         Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.


FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS...................................................B-2
      First Variable Annuity Payment........................................B-2
      Subsequent Variable Annuity Payments..................................B-2
      Annuity Units.........................................................B-2
      Value of Annuity Units................................................B-2
      Net Investment Factor.................................................B-2
      Assumed Interest Rate.................................................B-3
      Valuation Period......................................................B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES...................................B-3

DISTRIBUTION OF CONTRACTS...................................................B-3

CUSTODIAN...................................................................B-3

INDEPENDENT AUDITORS........................................................B-4

LEGAL MATTERS...............................................................B-4

FINANCIAL STATEMENTS........................................................B-4

                                   APPENDIX A

         This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    11.127   $    11.187   $    11.161   $    10.884   $    10.393
Accumulation Unit Value,
end of period .....................   $    11.078   $    11.127   $    11.187   $    11.161   $    10.884
Number of Accumulation Units
outstanding, end of period ........       630,218       766,994     1,262,109       648,187       172,667



                                      YEAR ENDED DECEMBER 31,
                                      -----------------------
                                              1999(a)
                                            ----------
Accumulation Unit Value,
beginning of period ...............         $   10.000
Accumulation Unit Value,
end of period .....................         $   10.393
Number of Accumulation Units
outstanding, end of period ........             15,304


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    11.889   $    11.717   $    11.183   $    10.635   $    10.015
Accumulation Unit Value,
end of period .....................   $    11.996   $    11.889   $    11.717   $    11.183   $    10.635
Number of Accumulation Units
outstanding, end of period ........       699,129       743,438       565,396        89,072        13,396



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(b)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    10.015
Number of Accumulation Units
outstanding, end of period ........               4,391



(a) Neuberger Berman AMT Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.


(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                          2004          2003          2002          2001         2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    12.727   $    12.156   $    11.709   $    10.903   $     9.872
Accumulation Unit Value,
end of period .....................   $    13.127   $    12.727   $    12.156   $    11.709   $    10.903
Number of Accumulation Units
outstanding, end of period ........     2,101,791     1,970,936     1,536,051       892,054        63,890



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $     9.872
Number of Accumulation Units
outstanding, end of period ........              28,113


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    12.718   $    10.475   $    10.273   $     9.743   $    10.259
Accumulation Unit Value,
end of period .....................   $    13.884   $    12.718   $    10.475   $    10.273   $     9.743
Number of Accumulation Units
outstanding, end of period ........       907,419       629,753       406,091       234,808        36,361



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    10.259
Number of Accumulation Units
outstanding, end of period ........              21,145


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    17.625   $    13.757   $    13.824   $    12.711   $    10.547
Accumulation Unit Value,
end of period .....................   $    20.609   $    17.625   $    13.757   $    13.824   $    12.711
Number of Accumulation Units
outstanding, end of period ........     6,791,978     3,946,928     2,309,692       772,946        62,964



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    10.547
Number of Accumulation Units
outstanding, end of period ........              39,752


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


PENN SERIES GROWTH STOCK FUND SUBACCOUNT(a)


VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $     5.059   $     4.566   $     7.114   $     9.662   $    13.260
Accumulation Unit Value,
end of period .....................   $     5.583   $     5.059   $     4.566   $     7.114   $     9.662
Number of Accumulation Units
outstanding, end of period ........       806,444       664,296       690,910       682,221       122,879



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(b)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    13.260
Number of Accumulation Units
outstanding, end of period ........              25,504


----------

(a)  Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    11.089   $     8.801   $    10.496   $    10.905   $     9.818
Accumulation Unit Value,
end of period .....................   $    12.340   $    11.089   $     8.801   $    10.496   $    10.905
Number of Accumulation Units
outstanding, end of period ........     1,334,366       946,582       638,638       348,986        37,505



PENN SERIES LARGE CAP VALUE  FUND SUBACCOUNT (CONTINUED)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(b)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $     9.818
Number of Accumulation Units
outstanding, end of period ........              22,230



(a)  Penn Series Value Equity Fund Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR ENDED DECEMBER 31,
                                      ---------------------------------------
                                         2004          2003          2002(a)
                                      -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    10.357   $     8.361   $    10.000
Accumulation Unit Value,
end of period .....................   $    11.097   $    10.357   $     8.361
Number of Accumulation Units
outstanding, end of period ........       521,962       231,952        46,278


(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $     8.976   $     7.088   $     9.249   $    10.657   $    11.907
Accumulation Unit Value,
end of period .....................   $     9.778   $     8.976   $     7.088   $     9.249   $    10.657
Number of Accumulation Units
outstanding, end of period ........     1,767,288     1,336,429       964,164       769,958       136,019

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(b)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    11.907
Number of Accumulation Units
outstanding, end of period ........              72,842


(a) Fidelity Investments Variable Insurance Products Index 500 Portfolio Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $     6.013   $     4.084   $     6.145   $     8.668   $    10.000
Accumulation Unit Value,
end of period .....................   $     6.604   $     6.013   $     4.084   $     6.145   $     8.668
Number of Accumulation Units
outstanding, end of period ........     1,306,081     1,012,920       685,869       456,042        81,282


(a) For the period October 23, 2000 (date subaccount was established) through December 31, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    14.631   $    10.842   $    12.138   $    12.712   $    10.601
Accumulation Unit Value,
end of period .....................   $    17.771   $    14.631   $    10.842   $    12.138   $    12.712
Number of Accumulation Units
outstanding, end of period ........       673,607       462,080       388,902       359,610        19,960



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(b)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    10.601
Number of Accumulation Units
outstanding, end of period ........              25,519


(a) Neuberger Berman Advisors Management Trust Partners Portfolio prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR ENDED DECEMBER 31,
                                      ---------------------------------------
                                         2004          2003         2002(a)
                                      -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    10.482   $     8.495   $    10.000
Accumulation Unit Value,
end of period .....................   $    12.843   $    10.482   $     8.495
Number of Accumulation Units
outstanding, end of period ........       445,327       212,118        56,754


(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.


PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)


VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    13.776   $     9.470   $    16.582   $    19.981   $    28.356
Accumulation Unit Value,
end of period .....................   $    14.874   $    13.776   $     9.470   $    16.582   $    19.981
Number of Accumulation Units
outstanding, end of period ........       551,681       411,806       274,259       213,125        72,912



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(b)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    28.356
Number of Accumulation Units
outstanding, end of period ........              26,453



(a)  Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004..
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT(a)


VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    17.808   $    10.328   $    12.584   $    10.930   $     9.747
Accumulation Unit Value,
end of period .....................   $    20.173   $    17.808   $    10.328   $    12.584   $    10.930
Number of Accumulation Units
outstanding, end of period ........       941,695       712,591       483,927       258,125        28,569

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(b)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $     9.747
Number of Accumulation Units
outstanding, end of period ........               1,759



(a)  Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $     9.311   $     7.107   $     8.003   $    11.291   $    14.079
Accumulation Unit Value,
end of period .....................   $    11.936   $     9.311   $     7.107   $     8.003   $    11.291
Number of Accumulation Units
outstanding, end of period ........       865,403       457,134       280,777       191,787        77,062



PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    14.079
Number of Accumulation Units
outstanding, end of period ........              45,321


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES REIT FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR ENDED DECEMBER 31,
                                      ---------------------------------------
                                         2004          2003         2002(a)
                                      -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    12.236   $     9.158   $    10.000
Accumulation Unit Value,
end of period .....................   $    16.352   $    12.236   $     9.158
Number of Accumulation Units
outstanding, end of period ........       430,815       214,634        64,005


(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    10.002   $     8.723   $    10.678   $    12.498   $    13.279
Accumulation Unit Value,
end of period .....................   $    10.781   $    10.002   $     8.723   $    10.678   $    12.498
Number of Accumulation Units
outstanding, end of period ........       431,093       412,630       392,053       299,267        60,723



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    13.279
Number of Accumulation Units
outstanding, end of period ........               1,560


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    11.103   $     8.639   $    10.549   $    11.255   $    10.528
Accumulation Unit Value,
end of period .....................   $    12.211   $    11.103   $     8.639   $    10.549   $    11.255
Number of Accumulation Units
outstanding, end of period ........     1,040,561       829,163       634,787       382,311        61,224



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    10.528
Number of Accumulation Units
outstanding, end of period ........              88,377


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $     8.724   $     6.659   $     9.662   $    11.898   $    13.555
Accumulation Unit Value,
end of period .....................   $     8.893   $     8.724   $     6.659   $     9.662   $    11.898
Number of Accumulation Units
outstanding, end of period ........     1,343,862     1,165,541       914,951       574,206       138,303



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    13.555
Number of Accumulation Units
outstanding, end of period ........              60,951



(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS II ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    10.295   $     8.850   $     9.883   $    10.396   $    10.975
Accumulation Unit Value,
end of period .....................   $    10.707   $    10.295   $     8.850   $     9.833   $    10.396
Number of Accumulation Units
outstanding, end of period ........       311,429       220,990       117,897        78,299        24,490



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    10.975
Number of Accumulation Units
outstanding, end of period ........              14,010


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

VAN KAMPEN'S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY
(INTERNATIONAL)
PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                            YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                         2004          2003          2002          2001          2000
                                      -----------   -----------   -----------   -----------   -----------
Accumulation Unit Value,
beginning of period ...............   $    13.860   $     9.391   $    10.453   $    11.336   $    18.913
Accumulation Unit Value,
end of period .....................   $    16.826   $    13.860   $     9.391   $    10.453   $    11.336
Number of Accumulation Units
outstanding, end of period ........       152,177       112,025        65,917        67,195        14,415



                                       YEAR ENDED DECEMBER 31,
                                      -------------------------
                                              1999(a)
                                            -----------
Accumulation Unit Value,
beginning of period ...............         $    10.000
Accumulation Unit Value,
end of period .....................         $    18.913
Number of Accumulation Units
outstanding, end of period ........                 572


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2005


ENHANCED CREDIT VARIABLE ANNUITY

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2005 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Attn: SAI Request, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.


TABLE OF CONTENTS

VARIABLE ANNUITY PAYMENTS...................................................B-2
     First Variable Annuity Payment.........................................B-2
     Subsequent Variable Annuity Payments...................................B-2
     Annuity Units..........................................................B-2
     Value of Annuity Units.................................................B-2
     Net Investment Factor..................................................B-2
     Assumed Interest Rate..................................................B-3
     Valuation Period.......................................................B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES...................................B-3

DISTRIBUTION OF CONTRACTS...................................................B-3

CUSTODIAN...................................................................B-3


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................B-4


LEGAL MATTERS...............................................................B-4

FINANCIAL STATEMENTS........................................................B-4

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENT

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

         plus

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.

         plus or minus

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

         plus or minus

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

         Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2004, 2003 and 2002, Penn Mutual paid commissions of approximately $188,112, $212,120 and $214,782 to HTK, respectively.


         The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5 1/2% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

         Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers LLP serves as independent registered public accounting firm of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.


LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                     MONEY            QUALITY          HIGH YIELD
                                                                   TOTAL          MARKET FUND+      BOND FUND+         BOND FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................                          25,259,288         7,956,458         6,767,430
Cost ......................................................   $ 1,504,632,703   $    25,259,288   $    83,854,005   $    57,455,846

ASSETS:
Investments at market value ...............................   $ 1,652,331,096   $    25,259,288   $    83,861,067   $    53,530,372
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $ 1,652,331,096   $    25,259,288   $    83,861,067   $    53,530,372
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     MONEY            QUALITY          HIGH YIELD
                                                                   TOTAL          MARKET FUND+      BOND FUND+         BOND FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $    25,834,278   $       256,772   $     3,441,834   $     3,900,064
EXPENSE:
Mortality and expense risk charges ........................        18,601,897           406,476         1,012,196           655,468
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................         7,232,381          (149,704)        2,429,638         3,244,596
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....           202,808                 -           264,965        (1,442,371)
Realized gains distributions ..............................        65,675,046                 -               376                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        65,877,854                 -           265,341        (1,442,371)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................       110,234,290                 -          (116,471)        2,945,888
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .       176,112,144                 -           148,870         1,503,517
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $   183,344,525   $      (149,704)  $     2,578,508   $     4,748,113
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                   LARGE CAP         FLEXIBLY
                                                               GROWTH STOCK          VALUE            MANAGED        INTERNATIONAL
                                                                   FUND+*            FUND+             FUND+         EQUITY FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         4,120,153         7,049,856        23,233,657         4,109,892
Cost ......................................................   $    81,373,136   $    98,870,406   $   448,643,073   $    57,773,147

ASSETS:
Investments at market value ...............................   $    50,595,473   $   130,069,852   $   603,145,736   $    73,895,865
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    50,595,473   $   130,069,852   $   603,145,736   $    73,895,865
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                   LARGE CAP         FLEXIBLY
                                                               GROWTH STOCK          VALUE            MANAGED        INTERNATIONAL
                                                                   FUND+*            FUND+             FUND+         EQUITY FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $       218,004   $     1,748,042   $    10,374,707   $       394,673
EXPENSE:
Mortality and expense risk and administration charges .....           626,648         1,542,090         6,261,305           770,077
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................          (408,644)          205,952         4,113,402          (375,404)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....        (8,311,484)        5,638,922        12,469,811         1,129,656
Realized gains distributions ..............................                 -         7,534,443        32,591,373                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        (8,311,484)       13,173,365        45,061,184         1,129,656

Net change in unrealized appreciation (depreciation)
 of investments ...........................................        13,830,591           346,757        35,559,174        15,870,089
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .         5,519,107        13,520,122        80,620,358        16,999,745
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     5,110,463   $    13,726,074   $    84,733,760   $    16,624,341
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                 SMALL CAP         SMALL CAP          LIMITED
                                                                   VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                                   FUND+            FUND+**            FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         4,936,946         2,882,431         2,250,245        10,431,671
Cost ......................................................   $    74,740,606   $    72,583,850   $    23,846,362   $    96,442,360

ASSETS:
Investments at market value ...............................   $    83,681,235   $    55,169,724   $    23,515,056   $    87,000,138
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    83,681,235   $    55,169,724   $    23,515,056   $    87,000,138
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 SMALL CAP         SMALL CAP          LIMITED
                                                                   VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                                   FUND+            FUND+**            FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $        23,974   $             -   $       795,439   $     1,385,226
EXPENSE:
Mortality and expense risk charges ........................           959,658           677,243           289,783         1,021,545
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................          (935,684)      (677,243.00)          505,656           363,681
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....         3,125,225        (4,340,610)          108,146        (2,509,569)
Realized gains distributions ..............................        15,954,599                 -                 -                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        19,079,824        (4,340,610)          108,146        (2,509,569)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................        (8,340,275)        9,092,113          (368,531)        9,507,561
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .        10,739,549         4,751,503          (260,385)        6,997,992
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     9,803,865   $     4,074,260   $       245,271   $     7,361,673
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                  MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                                  GROWTH             VALUE            GROWTH             VALUE
                                                                   FUND+             FUND+             FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         4,954,690         3,735,164         1,537,543         1,278,775
Cost ......................................................   $    38,226,694   $    42,866,869   $    15,554,845   $    13,520,511

ASSETS:
Investments at market value ...............................   $    34,930,568   $    51,433,208   $    16,543,958   $    16,508,987
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    34,930,568   $    51,433,208   $    16,543,958   $    16,508,987
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                                  GROWTH             VALUE            GROWTH             VALUE
                                                                   FUND+             FUND+             FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $             -   $       182,188   $        81,041   $        58,727
EXPENSE:
Mortality and expense risk and administration charges .....           412,473           564,004           164,523           138,925
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................          (412,473)         (381,816)          (83,482)          (80,198)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....        (2,355,259)        2,107,851           273,644           484,517
Realized gains distributions ..............................                 -         7,157,621           900,965           217,750
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        (2,355,259)        9,265,472         1,174,609           702,267

Net change in unrealized appreciation (depreciation)
 of investments ...........................................         5,865,603           410,279           (49,661)        1,939,727
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .         3,510,344         9,675,751         1,124,948         2,641,994
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     3,097,871   $     9,293,935   $     1,041,466   $     2,561,796
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                   REIT             BALANCED       EQUITY INCOME         GROWTH
                                                                   FUND+          PORTFOLIO++       PORTFOLIO+++      PORTFOLIO+++
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         1,270,412         2,770,081         3,067,290         3,093,269
Cost ......................................................   $    15,551,147   $    41,284,891   $    64,287,168   $   111,007,537

ASSETS:
Investments at market value ...............................   $    18,205,011   $    26,703,581   $    77,817,156   $    99,015,538
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    18,205,011   $    26,703,581   $    77,817,156   $    99,015,538
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   REIT             BALANCED       EQUITY INCOME         GROWTH
                                                                   FUND+          PORTFOLIO++       PORTFOLIO+++      PORTFOLIO+++
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $       471,457   $       336,978   $     1,145,921   $       277,767
EXPENSE:
Mortality and expense risk charges ........................           154,102           344,858           931,004         1,295,650
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................           317,355            (7,880)          214,917        (1,017,883)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....           722,555        (4,921,908)        1,679,525        (2,948,323)
Realized gains distributions ..............................           978,534                 -           273,747                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..         1,701,089        (4,921,908)        1,953,272        (2,948,323)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................         1,762,402         7,007,003         5,153,596         5,675,059
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .         3,463,491         2,085,095         7,106,868         2,726,736
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     3,780,846   $     2,077,215   $     7,321,785   $     1,708,853
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                   EMERGING
                                                                                MARKETS EQUITY     V.I. CAPITAL          HIGH
                                                               ASSET MANAGER        (INT'L)         APPRECIATION      INCOME BOND
                                                                PORTFOLIO+++     PORTFOLIO++++         FUND #         FUND II ##
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         1,244,834         1,378,446             5,816           289,069
Cost ......................................................   $    19,431,591   $    14,598,317   $       121,890   $     2,277,786

ASSETS:
Investments at market value ...............................   $    18,485,779   $    15,231,832   $       131,963   $     2,370,366
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    18,485,779   $    15,231,832   $       131,963   $     2,370,366
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                   EMERGING
                                                                                MARKETS EQUITY     V.I. CAPITAL          HIGH
                                                               ASSET MANAGER        (INT'L)         APPRECIATION      INCOME BOND
                                                                PORTFOLIO+++     PORTFOLIO++++         FUND #         FUND II ##
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $       499,490   $     88,312.00   $             -   $       114,271
EXPENSE:
Mortality and expense risk and administration charges .....           231,691           165,451          1,782.00           (17,009)
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................           267,799           (77,139)        (1,782.00)          131,280
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....          (382,908)         (650,309)           (4,926)           65,255
Realized gains distributions ..............................                 -                 -                                   -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..          (382,908)         (650,309)           (4,926)           65,255

Net change in unrealized appreciation (depreciation)
 of investments ...........................................           871,831         3,200,146            (4,292)          (28,490)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .           488,923         2,549,837            (9,218)           36,765
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $       756,722   $     2,472,698   $       (11,000)  $       168,045
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                 FINANCIAL
                                                                 SERVICES         HEALTH CARE         MEKROS             NOVA
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................             2,366             2,474            20,587            38,496
Cost ......................................................   $        65,003   $        60,383   $       620,715   $       311,052

Investments at market value ...............................   $        71,866   $        62,990   $       692,769   $       317,979
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $        71,866   $        62,990   $       692,769   $       317,979
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 FINANCIAL
                                                                  SERVICES        HEALTH CARE         MEKROS             NOVA
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $           260   $             -   $             -   $            24
EXPENSE:
Mortality and expense risk charges ........................               444            605.12           (13,835)           10,480
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................              (184)          (605.12)           13,835           (10,456)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....            (1,929)          (32,474)          (14,786)           36,719
Realized gains distributions ..............................                 -               177             6,914                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..            (1,929)          (32,297)           (7,872)           36,719

Net change in unrealized appreciation (depreciation)
 of investments ...........................................             6,834             2,443            72,011           (22,149)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .             4,905           (29,854)           64,139            14,570
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $         4,721   $       (30,459)  $        77,974   $         4,114
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                                                    U.S. GOVERNMENT
                                                                    OTC            TECHNOLOGY           URSA              BOND
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................            32,771            12,579                 -            35,572
Cost ......................................................   $       437,312   $       158,695   $             -   $       421,000

ASSETS:
Investments at market value ...............................   $       471,573   $       169,823   $             -   $       422,597
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $       471,573   $       169,823   $             -   $       422,597
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    U.S. GOVERNMENT
                                                                    OTC            TECHNOLOGY           URSA              BOND
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $             -   $             -   $             -   $        16,258
EXPENSE:
Mortality and expense risk and administration charges .....             1,253              (345)              235             1,639
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................            (1,253)              345              (235)           14,619
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....           (12,924)             (327)           (9,236)           13,362
Realized gains distributions ..............................                 -               576                 -            39,734
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..           (12,924)              249            (9,236)           53,096

Net change in unrealized appreciation (depreciation)
 of investments ...........................................            28,286            11,323               977            (7,698)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .            15,362            11,572            (8,259)        45,398.00
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $        14,109   $        11,917   $        (8,494)  $        60,017
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                              U.S. GOVERNMENT                      EQUITY INCOME     INTERNATIONAL
                                                                MONEY MARKET        UTILITES        PORTFOLIO II         STOCK
                                                                  FUND###           FUND###             ####        PORTFOLIO #####
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         1,992,298             3,516            42,436             1,468
Cost ......................................................   $     1,992,298   $        56,161   $       921,155   $        17,604

ASSETS:
Investments at market value ...............................   $     1,992,298   $        60,973   $       946,739   $        19,736
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $     1,992,298   $        60,973   $       946,739   $        19,736
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              U.S. GOVERNMENT                      EQUITY INCOME     INTERNATIONAL
                                                                MONEY MARKET        UTILITES        PORTFOLIO II         STOCK
                                                                  FUND###           FUND###             ####        PORTFOLIO #####
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $         8,039   $         3,406   $        11,197   $           207
EXPENSE:
Mortality and expense risk charges ........................           (10,002)              105             1,402               (27)
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................            18,041             3,301             9,795               234
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....                 -             5,870            17,943            (1,815)
Realized gains distributions ..............................                 -                 -            18,237                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..                 -             5,870            36,180            (1,815)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................                 -             3,676            14,411            (5,923)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .                 -             9,546            50,591            (7,738)
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $        18,041   $        12,847   $        60,386   $        (7,504)
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                              TOTAL
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       7,232,381    $       7,084,628
     Net realized gains (losses) from
      investment transactions .............................................          65,877,854          (16,689,467)
     Net change in unrealized appreciation
      (depreciation) of investments .......................................         110,234,290          293,865,350
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................         183,344,525          284,260,511
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................         188,459,060          120,918,984
     Surrender benefits ...................................................        (136,216,908)        (104,999,353)
     Net transfers ........................................................          38,607,216           30,982,185
     Considerations for supplementary contracts with life contingency .....                   -              255,781
     Payments for supplementary contracts with life contingency ...........             (58,137)             (49,744)
     Contract administration charges ......................................          (2,017,191)          (1,170,238)
     Annuity benefits .....................................................         (36,521,158)         (22,245,479)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          52,252,882           23,692,136
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................         235,597,407          307,952,647

NET ASSETS:
  Beginning of year .......................................................       1,416,733,689        1,108,781,042
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $   1,652,331,096    $   1,416,733,689
                                                                              =================    =================

                                                                                        MONEY MARKET FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (149,704)   $        (182,760)
     Net realized gains (losses) from
      investment transactions .............................................                   -                    -
     Net change in unrealized appreciation
      (depreciation) of investments .......................................                   -                    -
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................            (149,704)            (182,760)
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................          10,812,841            4,551,072
     Surrender benefits ...................................................          (6,852,707)         (11,371,375)
     Net transfers ........................................................          (8,715,229)         (21,066,206)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........              (1,719)              (1,781)
     Contract administration charges ......................................             (57,386)             (47,678)
     Annuity benefits .....................................................            (791,690)          (2,006,433)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          (5,605,890)         (29,942,401)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (5,755,594)         (30,125,161)

NET ASSETS:
  Beginning of year .......................................................          31,014,882           61,140,043
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      25,259,288    $      31,014,882
                                                                              =================    =================

                                                                                       QUALITY BOND FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       2,429,638    $       2,482,498
     Net realized gains (losses) from
      investment transactions .............................................             265,341            1,237,597
     Net change in unrealized appreciation
      (depreciation) of investments .......................................            (116,471)            (174,897)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................           2,578,508            3,545,198
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................          11,640,779            8,488,223
     Surrender benefits ...................................................          (6,321,808)          (5,646,025)
     Net transfers ........................................................          (2,963,510)           4,487,017
     Considerations for supplementary contracts with life contingency .....                   -               18,862
     Payments for supplementary contracts with life contingency ...........              (1,519)              (1,552)
     Contract administration charges ......................................            (126,993)             (57,975)
     Annuity benefits .....................................................          (2,425,419)          (2,207,969)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (198,470)           5,080,581
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,380,038            8,625,779

NET ASSETS:
  Beginning of year .......................................................          81,481,029           72,855,250
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      83,861,067    $      81,481,029
                                                                              =================    =================

                                                                                       HIGH YIELD BOND FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       3,244,596    $       3,330,403
     Net realized gains (losses) from
      investment transactions .............................................          (1,442,371)             321,369
     Net change in unrealized appreciation
      (depreciation) of investments .......................................           2,945,888            4,910,027
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................           4,748,113            8,561,799
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           5,799,280            4,290,121
     Surrender benefits ...................................................          (4,265,605)          (3,587,019)
     Net transfers ........................................................          (1,032,464)           4,090,354
     Considerations for supplementary contracts with life contingency .....                   -               27,745
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (64,947)             (36,736)
     Annuity benefits .....................................................          (2,566,742)            (838,466)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (2,130,478)           3,945,999
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,617,635           12,507,798

NET ASSETS:
  Beginning of year .......................................................          50,912,737           38,404,939
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      53,530,372    $      50,912,737
                                                                              =================    =================

                                                                                        GROWTH STOCK FUND+*
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (408,644)   $        (657,756)
     Net realized gains (losses) from
      investment transactions .............................................          (8,311,484)         (10,422,765)
     Net change in unrealized appreciation
      (depreciation) of investments .......................................          13,830,591           16,433,254
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................           5,110,463            5,352,733
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           2,702,597            2,011,351
     Surrender benefits ...................................................          (6,197,704)          (4,303,832)
     Net transfers ........................................................          (3,329,748)          (4,791,537)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (70,795)             (71,115)
     Annuity benefits .....................................................            (811,221)            (701,312)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (7,706,871)          (7,856,445)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (2,596,408)          (2,503,712)

NET ASSETS:
  Beginning of year .......................................................          53,191,881           55,695,593
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      50,595,473    $      53,191,881
                                                                              =================    =================

                                                                                       LARGE CAP VALUE FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         205,952    $         361,841
     Net realized gains (losses) from
      investment transactions .............................................          13,173,365              211,972
     Net change in unrealized appreciation
      (depreciation) of investments .......................................             346,757           25,508,490
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................          13,726,074           26,082,303
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           7,291,949            7,051,556
     Surrender benefits ...................................................         (11,950,298)          (9,431,860)
     Net transfers ........................................................          (1,876,397)          (2,566,025)
     Considerations for supplementary contracts with life contingency .....                   -               22,564
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................            (136,548)            (106,333)
     Annuity benefits .....................................................          (1,837,252)          (1,767,015)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (8,508,546)          (6,797,113)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           5,217,528           19,285,190

NET ASSETS:
  Beginning of year .......................................................         124,852,324          105,567,134
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $     130,069,852    $     124,852,324
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                      FLEXIBLY MANAGED FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       4,113,402    $       3,057,025
     Net realized gains (losses) from investment transactions .............          45,061,184            5,872,404
     Net change in unrealized appreciation (depreciation) of investments ..          35,559,174           82,339,657
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........          84,733,760           91,269,086
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................          80,265,729           35,571,795
     Surrender benefits ...................................................         (35,175,118)         (29,883,605)
     Net transfers ........................................................          49,352,525           29,395,584
     Considerations for supplementary contracts with life contingency .....                   -               42,746
     Payments for supplementary contracts with life contigency ............             (44,066)             (37,405)
     Contract administration charges ......................................            (609,924)            (299,419)
     Annuity benefits .....................................................         (11,204,554)          (6,542,482)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          82,584,592           28,247,214
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................         167,318,352          119,516,300

NET ASSETS:
  Beginning of year .......................................................         435,827,384          316,311,084
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $     603,145,736    $     435,827,384
                                                                              =================    =================

                                                                                    INTERNATIONAL EQUITY FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (375,404)   $        (296,250)
     Net realized gains (losses) from investment transactions .............           1,129,656           (1,937,177)
     Net change in unrealized appreciation (depreciation) of investments ..          15,870,089           15,879,460
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........          16,624,341           13,646,033
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           5,570,214            3,127,972
     Surrender benefits ...................................................          (6,256,508)          (3,889,855)
     Net transfers ........................................................           1,620,612           (1,568,739)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contigency ............                   -                    -
     Contract administration charges ......................................             (70,536)             (51,240)
     Annuity benefits .....................................................          (1,011,867)            (544,425)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (148,085)          (2,926,287)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          16,476,256           10,719,746

NET ASSETS:
  Beginning of year .......................................................          57,419,609           46,699,863
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      73,895,865    $      57,419,609
                                                                              =================    =================


                                                                                            SMALL CAP
                                                                                            VALUE FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (935,684)   $        (656,456)
     Net realized gains (losses) from investment transactions .............          19,079,824            3,738,362
     Net change in unrealized appreciation (depreciation) of investments ..          (8,340,275)          24,869,137
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           9,803,865           27,951,043
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           8,953,451            5,967,652
     Surrender benefits ...................................................          (7,255,577)          (3,449,901)
     Net transfers ........................................................           1,616,335            4,836,660
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contigency ............              (1,845)              (1,398)
     Contract administration charges ......................................            (110,461)             (48,701)
     Annuity benefits .....................................................          (1,455,460)            (762,535)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................           1,746,443            6,541,777
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          11,550,308           34,492,820

NET ASSETS:
  Beginning of year .......................................................          72,130,927           37,638,107
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      83,681,235    $      72,130,927
                                                                              =================    =================

                                                                                     SMALL CAP GROWTH FUND+**
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (677,243)   $        (573,472)
     Net realized gains (losses) from investment transactions .............          (4,340,610)          (5,625,211)
     Net change in unrealized appreciation (depreciation) of investments ..           9,092,113           22,575,924
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           4,074,260           16,377,241
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           4,749,320            3,694,436
     Surrender benefits ...................................................          (5,922,641)          (3,415,073)
     Net transfers ........................................................          (1,201,711)             493,017
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (82,255)             (57,332)
     Annuity benefits .....................................................            (546,114)            (442,917)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (3,003,401)             272,131
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           1,070,859           16,649,372

NET ASSETS:
  Beginning of year .......................................................          54,098,865           37,449,493
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      55,169,724    $      54,098,865
                                                                              =================    =================


                                                                                        LIMITED MATURITY
                                                                                            BOND FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         505,656    $         638,384
     Net realized gains (losses) from investment transactions .............             108,146               70,042
     Net change in unrealized appreciation (depreciation) of investments ..            (368,531)            (311,954)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             245,271              396,472
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,225,692            2,755,706
     Surrender benefits ...................................................          (1,365,289)          (2,018,077)
     Net transfers ........................................................          (2,062,975)             611,128
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (41,297)             (17,478)
     Annuity benefits .....................................................          (1,249,483)            (764,305)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (1,493,352)             566,974
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (1,248,081)             963,446

NET ASSETS:
  Beginning of year .......................................................          24,763,137           23,799,691
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      23,515,056    $      24,763,137
                                                                              =================    =================

                                                                                            INDEX 500
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         363,681    $         111,568
     Net realized gains (losses) from investment transactions .............          (2,509,569)          (1,624,996)
     Net change in unrealized appreciation (depreciation) of investments ..           9,507,561           17,911,156
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           7,361,673           16,397,728
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           8,752,158            6,746,709
     Surrender benefits ...................................................          (7,406,301)          (5,876,615)
     Net transfers ........................................................                (767)           1,127,142
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........              (2,952)              (2,635)
     Contract administration charges ......................................            (131,865)             (81,581)
     Annuity benefits .....................................................          (1,359,167)          (1,006,130)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................            (148,894)             906,890
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           7,212,779           17,304,618

NET ASSETS:
  Beginning of year .......................................................          79,787,359           62,482,741
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      87,000,138    $      79,787,359
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                             MID CAP
                                                                                           GROWTH FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (412,473)   $        (304,199)
     Net realized gains (losses) from investment transactions .............          (2,355,259)            (309,943)
     Net change in unrealized appreciation (depreciation) of investments ..           5,865,603            9,456,736
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           3,097,871            8,842,594
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,785,122            3,473,166
     Surrender benefits ...................................................          (3,430,356)          (1,678,795)
     Net transfers ........................................................            (195,463)           4,600,115
     Considerations for supplementary contracts with life contingency .....                   -               21,176
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (51,882)             (25,122)
     Annuity benefits .....................................................            (562,442)            (292,924)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (455,021)           6,097,616
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,642,850           14,940,210

NET ASSETS:
  Beginning of year .......................................................          32,287,718           17,347,508
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      34,930,568    $      32,287,718
                                                                              =================    =================

                                                                                              MID CAP
                                                                                            VALUE FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (381,816)   $        (302,557)
     Net realized gains (losses) from investment transactions .............           9,265,472              704,502
     Net change in unrealized appreciation (depreciation) of investments ..             410,279            9,924,839
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           9,293,935           10,326,784
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           4,336,447            2,499,623
     Surrender benefits ...................................................          (4,052,987)          (2,728,173)
     Net transfers ........................................................           2,707,133              871,502
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (58,196)             (30,509)
     Annuity benefits .....................................................          (2,174,466)            (265,788)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................             757,931              346,655
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          10,051,866           10,673,439

NET ASSETS:
  Beginning of year .......................................................          41,381,342           30,707,903
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      51,433,208    $      41,381,342
                                                                              =================    =================


                                                                                        LARGE CAP GROWTH
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         (83,482)   $         (33,102)
     Net realized gains (losses) from investment transactions .............           1,174,609                4,553
     Net change in unrealized appreciation (depreciation) of investments ..             (49,661)           1,105,854
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           1,041,466            1,077,305
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,804,664            2,632,211
     Surrender benefits ...................................................            (778,535)            (121,248)
     Net transfers ........................................................           3,908,294            3,735,798
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (21,136)              (2,935)
     Annuity benefits .....................................................            (359,990)             (62,920)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................           6,553,297            6,180,906
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           7,594,763            7,258,211

NET ASSETS:
  Beginning of year .......................................................           8,949,195            1,690,984
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      16,543,958    $       8,949,195
                                                                              =================    =================

                                                                                         STRATEGIC VALUE
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         (80,198)   $         (26,222)
     Net realized gains (losses) from investment transactions .............             702,267               40,488
     Net change in unrealized appreciation (depreciation) of investments ..           1,939,727            1,084,394
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           2,561,796            1,098,660
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,341,109            2,087,538
     Surrender benefits ...................................................            (593,830)             (93,019)
     Net transfers ........................................................           4,261,972            2,211,865
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (18,033)              (2,485)
     Annuity benefits .....................................................            (253,748)             (41,875)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................           6,737,470            4,162,024
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           9,299,266            5,260,684

NET ASSETS:
  Beginning of year .......................................................           7,209,721            1,949,037
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      16,508,987    $       7,209,721
                                                                              =================    =================


                                                                                               REIT
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         317,355    $         186,832
     Net realized gains (losses) from investment transactions .............           1,701,089              194,781
     Net change in unrealized appreciation (depreciation) of investments ..           1,762,402              952,535
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           3,780,846            1,334,148
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,518,326            1,673,597
     Surrender benefits ...................................................          (1,003,374)            (166,249)
     Net transfers ........................................................           3,664,748            3,730,078
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........              (2,498)              (1,970)
     Contract administration charges ......................................             (17,975)              (2,536)
     Annuity benefits .....................................................            (209,764)             (66,859)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................           5,949,463            5,166,061
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           9,730,309            6,500,209

NET ASSETS:
  Beginning of year .......................................................           8,474,702            1,974,493
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      18,205,011    $       8,474,702
                                                                              =================    =================

                                                                                             BALANCED
                                                                                            PORTFOLIO++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $          (7,880)   $         117,874
     Net realized gains (losses) from investment transactions .............          (4,921,908)          (3,365,089)
     Net change in unrealized appreciation (depreciation) of investments ..           7,007,003            6,982,043
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           2,077,215            3,734,828
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           1,650,787            1,245,692
     Surrender benefits ...................................................          (2,534,734)          (2,023,835)
     Net transfers ........................................................          (1,295,134)            (894,968)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (40,255)             (28,739)
     Annuity benefits .....................................................          (1,669,915)            (674,865)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (3,889,251)          (2,376,715)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (1,812,036)           1,358,113

NET ASSETS:
  Beginning of year .......................................................          28,515,617           27,157,504
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      26,703,581    $      28,515,617
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                          EQUITY INCOME
                                                                                           PORTFOLIO+++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         214,917    $         307,342
     Net realized gains (losses) from investment transactions .............           1,953,272             (590,342)
     Net change in unrealized appreciation (depreciation) of investments ..           5,153,596           16,166,155
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           7,321,785           15,883,155
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           6,386,481            4,400,344
     Surrender benefits ...................................................          (6,312,902)          (4,989,185)
     Net transfers ........................................................             (79,102)           2,066,534
     Considerations for supplementary contracts with life contingency .....                   -               27,728
     Payments for supplementary contracts with life contingency ...........              (3,538)              (3,003)
     Contract administration charges ......................................             (95,520)             (59,131)
     Annuity benefits .....................................................          (2,709,640)          (1,291,789)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          (2,814,221)             151,498
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           4,507,564           16,034,653

NET ASSETS:
  Beginning of year .......................................................          73,309,592           57,274,939
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      77,817,156    $      73,309,592
                                                                              =================    =================

                                                                                              GROWTH
                                                                                           PORTFOLIO+++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $      (1,017,883)   $        (937,443)
     Net realized gains (losses) from investment transactions .............          (2,948,323)          (4,904,231)
     Net change in unrealized appreciation (depreciation) of investments ..           5,675,059           30,925,747
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           1,708,853           25,084,073
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           8,058,471            7,130,363
     Surrender benefits ...................................................         (10,235,569)          (7,559,397)
     Net transfers ........................................................          (5,312,300)            (577,921)
     Considerations for supplementary contracts with life contingency .....                   -               52,228
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................            (145,519)            (112,940)
     Annuity benefits .....................................................          (2,321,216)          (1,210,437)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          (9,956,133)          (2,278,104)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (8,247,280)          22,805,969

NET ASSETS:
  Beginning of year .......................................................         107,262,818           84,456,849
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      99,015,538    $     107,262,818
                                                                              =================    =================


                                                                                          ASSET MANAGER
                                                                                          PORTFOLIO+++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         267,799    $         367,093
     Net realized gains (losses) from investment transactions .............            (382,908)            (263,769)
     Net change in unrealized appreciation (depreciation) of investments ..             871,831            2,370,030
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             756,722            2,473,354
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           1,578,964            1,572,576
     Surrender benefits ...................................................          (1,355,133)          (1,154,507)
     Net transfers ........................................................            (404,753)            (284,072)
     Considerations for supplementary contracts with life contingency .....                   -               42,732
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (25,404)             (16,856)
     Annuity benefits .....................................................            (398,703)            (332,903)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (605,029)            (173,030)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................             151,693            2,300,324

NET ASSETS:
  Beginning of year .......................................................          18,334,086           16,033,762
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      18,485,779    $      18,334,086
                                                                              =================    =================

                                                                                         EMERGING MARKETS
                                                                                      (INT'L) PORTFOLIO++++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         (77,139)   $        (122,520)
     Net realized gains (losses) from investment transactions .............            (650,309)            (758,871)
     Net change in unrealized appreciation (depreciation) of investments ..           3,200,146            4,776,959
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           2,472,698            3,895,568
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           1,550,172              890,411
     Surrender benefits ...................................................          (1,461,225)            (746,463)
     Net transfers ........................................................             228,517              298,165
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (18,834)             (11,153)
     Annuity benefits .....................................................            (127,070)             (86,983)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................             171,560              343,977
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,644,258            4,239,545

NET ASSETS:
  Beginning of year .......................................................          12,587,574            8,348,029
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      15,231,832    $      12,587,574
                                                                              =================    =================


                                                                                     V.I. CAPITAL APPRECIATION
                                                                                              FUND #
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $          (1,782)   $          (1,725)
     Net realized gains (losses) from investment transactions .............              (4,926)               6,787
     Net change in unrealized appreciation (depreciation) of investments ..              (4,292)              16,141
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             (11,000)              21,203
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................              12,400                    -
     Surrender benefits ...................................................            (111,473)              (8,219)
     Net transfers ........................................................             131,050              244,068
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................                (419)                 (10)
     Annuity benefits .....................................................            (163,385)             (56,955)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................            (131,827)             178,884
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................            (142,827)             200,087

NET ASSETS:
  Beginning of year .......................................................             274,790               74,703
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $         131,963    $         274,790
                                                                              =================    =================

                                                                                         HIGH INCOME BOND
                                                                                            FUND II ##
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         131,280    $          48,546
     Net realized gains (losses) from investment transactions .............              65,255              378,122
     Net change in unrealized appreciation (depreciation) of investments ..             (28,490)              82,334
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             168,045              509,002
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................             284,057              582,272
     Surrender benefits ...................................................            (725,376)            (367,360)
     Net transfers ........................................................           1,101,000             (973,512)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................              (3,809)                (429)
     Annuity benefits .....................................................             (15,053)              (6,717)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................             640,819             (765,746)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................             808,864             (256,744)

NET ASSETS:
  Beginning of year .......................................................           1,561,502            1,818,246
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $       2,370,366    $       1,561,502
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                         FINANCIAL SERVICES                 HEALTH CARE
                                                                              FUND ###                        FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $       (184)   $       (542)   $       (605)   $     (1,393)
     Net realized gains (losses) from investment transactions ...         (1,929)            761         (32,297)        (41,225)
     Net change in unrealized appreciation
      (depreciation) of investments .............................          6,834            (307)          2,443             156
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................          4,721             (88)        (30,459)        (42,462)
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................          6,200          21,157           6,200               -
     Surrender benefits .........................................           (432)            (69)           (168)         (1,349)
     Net transfers ..............................................         63,874         (24,627)         83,242          52,450
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (115)             (2)           (126)              -
     Annuity benefits ...........................................         (2,382)         (2,523)         (2,819)         (2,209)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .....................         67,145          (6,064)         86,329          48,892
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................         71,866          (6,152)         55,870           6,430

NET ASSETS:
  Beginning of year .............................................              -           6,152           7,120             690
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $     71,866    $          -    $     62,990    $      7,120
                                                                    ============    ============    ============    ============

                                                                          MEKROS FUND ###                  NOVA FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $     13,835    $    265,371    $    (10,456)   $     (4,408)
     Net realized gains (losses) from investment transactions ...         (7,872)        159,517          36,719         136,272
     Net change in unrealized appreciation
      (depreciation) of investments .............................         72,011          19,903         (22,149)         29,080
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         77,974         444,791           4,114         160,944
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................          6,200          10,200           6,200               -
     Surrender benefits .........................................           (929)        (85,662)       (627,674)         (7,073)
     Net transfers ..............................................        399,452        (911,565)     (2,390,747)      3,185,272
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (327)            (20)         (1,783)            (58)
     Annuity benefits ...........................................         (3,212)        (60,792)         (4,584)         (6,632)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .....................        401,184      (1,047,839)     (3,018,588)      3,171,509
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................        479,158        (603,048)     (3,014,474)      3,332,453

NET ASSETS:
  Beginning of year .............................................        213,611         816,659       3,332,453               -
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $    692,769    $    213,611    $    317,979    $  3,332,453
                                                                    ============    ============    ============    ============

                                                                                 OTC                         TECHNOLOGY
                                                                              FUND ###                        FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $     (1,253)   $     (5,798)   $        345    $     (1,524)
     Net realized gains (losses) from investment transactions ...        (12,924)         81,506             249          21,708
     Net change in unrealized appreciation
      (depreciation) of investments .............................         28,286           5,974          11,323            (213)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         14,109          81,682          11,917          19,971
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................              -               -           6,200               -
     Surrender benefits .........................................         (1,872)         (8,733)         (3,166)         (9,440)
     Net transfers ..............................................        339,428         108,027          37,804         114,239
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (306)             (8)           (157)             (8)
     Annuity benefits ...........................................         (2,353)        (58,401)         (2,889)         (4,648)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
 from variable annuity activities ...............................        334,897          40,885          37,792         100,143
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................        349,006         122,567          49,709         120,114

NET ASSETS:
  Beginning of year .............................................        122,567               -         120,114               -
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $    471,573    $    122,567    $    169,823    $    120,114
                                                                    ============    ============    ============    ============

                                                                                URSA                    U.S. GOVERNMENT BOND
                                                                              FUND ###                        FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $       (235)   $     (3,697)   $     14,619    $      7,212
     Net realized gains (losses) from investment transactions ...         (9,236)        (63,716)         53,096         (41,164)
     Net change in unrealized appreciation
      (depreciation) of investments .............................            977            (977)         (7,698)          9,704
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         (8,494)        (68,390)         60,017         (24,248)
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................              -           8,500          41,000         793,785
     Surrender benefits .........................................        (27,842)           (553)        (34,947)           (608)
     Net transfers ..............................................         28,895          67,921        (497,569)         17,487
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................            (37)              -            (930)            (70)
     Annuity benefits ...........................................              -               -          (9,190)         (7,099)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
 from variable annuity activities ...............................          1,016          75,868        (501,636)        803,495
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................         (7,478)          7,478        (441,619)        779,247

NET ASSETS:
  Beginning of year .............................................          7,478               -         864,216          84,969
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $          -    $      7,478    $    422,597    $    864,216
                                                                    ============    ============    ============    ============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                       U.S. GOVERNMENT MONEY                 UTILITIES
                                                                           MARKET FUND ###                    FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income gains (losses) .......................   $     18,041    $    (84,765)   $      3,301    $     (1,005)
     Net realized gains (losses) from investment transactions ...              -               -           5,870           2,112
     Net change in unrealized appreciation of investments .......              -               -           3,676             323
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         18,041         (84,765)         12,847           1,430
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................        297,450       7,624,456           9,300               -
     Surrender benefits .........................................     (3,806,671)       (360,312)           (494)              -
     Net transfers ..............................................       (245,840)     (2,010,454)         31,982         (71,672)
     Considerations for supplementary contracts with
      life contingency ..........................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................        (12,523)         (1,601)           (185)             (2)
     Annuity benefits ...........................................       (259,698)        (13,162)         (4,008)         (3,271)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .....................     (4,027,282)      5,238,927          36,595         (74,945)
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................     (4,009,241)      5,154,162          49,442         (73,515)

NET ASSETS:
  Beginning of year .............................................      6,001,539         847,377          11,531          85,046
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $  1,992,298    $  6,001,539    $     60,973    $     11,531
                                                                    ============    ============    ============    ============

                                                                          EQUITY INCOME                  INTERNATIONAL STOCK
                                                                         PORTFOLIO II ####                 PORTFOLIO #####
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income gains (losses) .......................   $      9,795    $        910    $        234    $       (677)
     Net realized gains (losses) from investment transactions ...         36,180          (5,818)         (1,815)         81,995
     Net change in unrealized appreciation of investments .......         14,411           9,870          (5,923)          7,816
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         60,386           4,962          (7,504)         89,134
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................          9,300           8,250               -           8,250
     Surrender benefits .........................................       (136,332)         (5,601)        (11,331)        (10,266)
     Net transfers ..............................................        728,627         275,046         (94,565)        104,014
     Considerations for supplementary contracts with
      life contingency ..........................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (566)            (30)           (147)             (6)
     Annuity benefits ...........................................         (3,505)        (53,297)         (2,157)        (58,441)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .................        597,524         224,368        (108,200)         43,551
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................        657,910         229,330        (115,704)        132,685

NET ASSETS:
  Beginning of year .............................................        288,829          59,499         135,440           2,755
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $    946,739    $    288,829    $     19,736    $    135,440
                                                                    ============    ============    ============    ============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2004

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

        The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

        GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2004 and the reported amounts from operations and contract transactions during 2004 and 2003. Actual results could differ with those estimates.

        INVESTMENTS - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Stock (formerly known as Growth Equity), Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Small Cap Growth (formerly known as Emerging Growth), Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Fund; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"):
Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. In January 2004, Account III changed its realized gains and losses computation method from the LIFO to the FIFO basis on the sales of investments of the identified cost of the investment sold.

        FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

        The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2004:

                                                   Purchases        Sales
                                                 -------------   -------------
Money Market Fund ............................   $  20,682,486   $  26,439,187
Quality Bond Fund ............................      20,825,648      18,597,065
High Yield Bond Fund .........................      15,084,208      13,971,896
Growth Stock Fund* ...........................       3,203,623      11,320,995
Large Cap Value Fund .........................      18,396,760      19,169,292
Flexibly Managed Fund ........................     156,963,797      37,689,904
International Equity Fund ....................       9,300,934       9,826,442
Small Cap Value Fund .........................      29,973,429      13,210,668
Small Cap Growth Fund** ......................       6,713,266      10,395,822
Limited Maturity Bond Fund ...................       6,403,847       7,392,449
Index 500 Fund ...............................      12,706,403      12,494,475
Mid Cap Growth Fund ..........................       6,324,199       7,192,856
Mid Cap Value Fund ...........................      15,740,117       8,207,855
Large Cap Growth Fund ........................       9,719,458       2,349,006
Strategic Value Fund .........................       9,234,008       2,359,252
REIT Fund ....................................      11,764,305       4,519,258
Balanced Portfolio ...........................       2,525,538       6,423,681
Equity Income Portfolio ......................       9,747,893      12,076,052
Growth Portfolio .............................       9,027,942      20,005,738
Asset Manager Portfolio ......................       3,413,826       3,751,705
Emerging Markets Equity (Int'l) Portfolio ....       4,238,131       4,144,160
V.I. Capital Appreciation Fund ...............         738,594         873,675
High Income Bond Fund II .....................       7,371,781       6,640,966
Financial Services Fund ......................         404,206         337,618
Health Care Fund .............................         726,584         641,191
Mekros Fund ..................................       1,159,846         754,161
Nova Fund ....................................      24,665,359      27,697,249
OTC Fund .....................................       1,156,859         824,119
Technology Fund ..............................         694,176         657,109
Ursa Fund ....................................         312,170         311,443
U.S. Government Bond Fund ....................       2,766,876       3,219,541
U.S. Government Money Market Fund ............      36,028,112      40,128,246
Utilities Fund ...............................         514,946         476,309
Equity Income Portfolio II ...................       1,550,547         927,757
International Stock Portfolio ................         543,321         652,403

        *   Prior to August 31, 2004, Growth Stock Fund was named Growth Equity
            Fund
        ** Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

NOTE 3. RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES

Penn Mutual received $20,619,089 from Account III for the year ended December 31, 2004. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

                                      MORTALITY &     CONTRACT       MAXIMUM SUPPLEMENTAL
             PRODUCTS                RISK EXPENSE   ADMINISTRATION       RIDER CHARGE
---------------------------------    ------------   --------------   --------------------
Diversifier II/Optimizer                     1.25%            None                    N/A
Commander                                    1.25%            0.15%                  0.95%
Penn Freedom                                 1.30%            0.15%                  0.95%
Enhanced Credit Variable Annuity             1.25%            0.15%                  0.60%
Pennant Select                               1.20%            0.15%                  0.95%
Olympia XT Advisor                           1.25%            0.15%                  0.60%
Penn Freedom Advisor                         1.45%            0.15%                  0.60%
Retirement Planner VA                        1.25%             None                  0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

             PRODUCTS                                           ANNUAL CONTRACT CHARGE
---------------------------------    ----------------------------------------------------------------------------
Diversifier II/Optimizer             $30 maximum
Commander                            If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom                         If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity     If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select                       If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor                   If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor                 If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA                $30 maximum

             PRODUCTS                                                    SURRENDER CHARGES
---------------------------------    ----------------------------------------------------------------------------------------
Diversifier II/Optimizer             Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander                            Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom                         Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity     Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select                       Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor                   Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor                 Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA                Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

NOTE 4. ACCUMULATION UNITS

The accumulation units are as follows:

                                     At December 31,
                                          2002                At December 31, 2003                  At December 31, 2004
                                     ---------------   -----------------------------------   -----------------------------------
                                          Ending                                  Ending                                Ending
                                           Unit           Units      Units         Unit        Units        Units        Unit
Subaccount                               Balance       Purchased    Redeemed      Balance    Purchased    Redeemed      Balance
---------------------------------    ---------------   ---------   ----------   ----------   ---------   ----------   ---------
Money Market Fund                          4,469,004   1,644,455   (3,903,659)   2,209,800   1,426,370   (1,793,882)   1,842,289
Quality Bond Fund                          4,549,069   1,265,062     (649,436)   5,164,695     989,727     (846,100)   5,308,321
High Yield Bond Fund                       1,736,331     702,720     (253,731)   2,185,320     587,744     (372,881)   2,400,182
Growth Stock Fund*                         3,772,885     193,590     (622,244)   3,344,230     364,429     (524,785)   3,183,875
Large Cap Value Fund                       4,493,519     674,331     (431,754)   4,736,097   1,100,713     (912,206)   4,924,604
Flexibly Managed Fund                      8,654,541   3,465,942     (570,080)  11,550,403   5,581,567     (303,019)  16,828,951
International Equity Fund                  3,613,362   1,481,707   (1,557,437)   3,537,633     638,814     (347,242)   3,829,204
Small Cap Value Fund                       2,971,045     764,183     (337,975)   3,397,254     583,975     (392,887)   3,588,341
Small Cap Growth Fund**                    2,726,204     372,401     (295,639)   2,802,966     336,946     (360,823)   2,779,089
Limited Maturity Bond Fund                 1,873,144     794,121     (692,209)   1,975,056     368,914     (450,640)   1,893,330
Index 500 Fund                             6,937,621     876,420     (694,290)   7,119,751     852,348     (675,558)   7,296,541
Mid Cap Growth                             2,957,847   1,168,455     (325,583)   3,800,719     645,132     (544,210)   3,901,641
Mid Cap Value Fund                         2,420,377     314,566     (279,426)   2,455,518     448,476     (326,100)   2,577,894
Large Cap Growth Fund                        202,163     716,539      (55,358)     863,343     769,258     (143,537)   1,489,064
Strategic Value Fund                         229,353     503,161      (45,215)     687,299     738,751     (142,046)   1,284,004
REIT Fund                                    215,515     512,116      (35,691)     691,940     683,100     (263,308)   1,111,732
Balanced Portfolio                         2,293,554     207,822     (372,203)   2,129,172     139,306     (359,065)   1,909,414
Equity Income Portfolio                    4,478,957     584,458     (442,377)   4,621,038     510,671     (496,732)   4,634,977
Growth Portfolio                           7,293,683     710,383     (672,888)   7,331,178     576,925     (986,396)   6,921,706
Asset Manager Portfolio                    1,289,108     228,756     (212,788)   1,305,076     223,626     (203,959)   1,324,744
Emerging Markets Equity (Int'l)
 Portfolio                                 1,154,926     226,886     (227,938)   1,153,874     296,102     (321,877)   1,128,099
V.I. Capital Appreciation Fund                 9,339     168,857     (151,279)      26,917      72,686      (87,309)      12,294
High Income Bond Fund II                     188,677   1,373,108   (1,427,370)     134,415     759,709     (706,191)     187,933
Financial Services Fund                           87      99,056      (99,143)           -      37,705      (31,563)       6,142
Health Care Fund                                   -     283,717     (283,061)         657      64,000      (59,123)       5,534
Mekros Fund                                  131,896   1,761,163   (1,874,107)      18,953     108,626      (71,385)      56,193
Nova Fund                                          -   1,086,247     (737,226)     349,021   2,513,289   (2,832,896)      29,414
OTC Fund                                           -     452,131     (441,015)      11,116     104,806      (76,230)      39,693
Technology Fund                                    -     142,646     (132,593)      10,053      59,951      (55,759)      14,246
Ursa Fund                                          -     396,684     (395,821)         863      40,394      (41,257)           -
U.S. Government Bond Fund                      7,133     268,486     (200,669)      74,950     218,938     (260,071)      33,817
U.S. Government Money Market Fund             85,335   5,108,007   (4,579,436)     613,906   4,665,150   (5,072,535)     206,521
Utilities Fund                                11,574     240,018     (250,723)         869      58,649      (53,491)       6,027
Equity Income Portfolio II                     7,182     178,952     (157,918)      28,216     143,473      (88,767)      82,922
International Stock Portfolio                    344     626,611     (613,809)      13,147      51,311      (62,749)       1,709

        *   Prior to August 31, 2004, Growth Stock Fund was named Growth Equity
            Fund
        ** Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

NOTE 5. FINANCIAL HIGHLIGHTS5

        Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                           At January 01, 2004                         At December 31, 2004
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                              $9.96 to $22.53             1,842,289         9.91 to 22.46   $        25,259,288
Quality Bond Fund                               10.73 to 28.23             5,308,321        11.06 to 29.16            83,861,067
High Yield Bond Fund                            12.22 to 44.48             2,400,182        13.34 to 48.63            53,530,372
Growth Stock Fund*                               5.06 to 34.32             3,183,875         5.58 to 37.93            50,595,473
Large Cap Value Fund                            10.64 to 45.82             4,924,604        11.83 to 51.07           130,069,852
Flexibly Managed Fund                          12.78 to 104.89            16,828,951       14.93 to 122.84           603,145,736
International Equity Fund                        9.31 to 20.41             3,829,204        11.94 to 26.21            73,895,865
Small Cap Value Fund                            13.93 to 25.79             3,588,341        15.77 to 29.26            83,681,235
Small Cap Growth Fund**                          8.47 to 25.46             2,779,089         9.14 to 27.53            55,169,724
Limited Maturity Fund                           10.54 to 14.74             1,893,330        10.62 to 14.89            23,515,056
Index 500 Fund                                   8.98 to 13.91             7,296,541         9.78 to 15.18            87,000,138
Mid Cap Growth Fund                              6.01 to 12.95             3,901,641         6.60 to 14.24            34,930,568
Mid Cap Value Fund                              12.31 to 18.81             2,577,894        14.94 to 22.88            51,433,208
Large Cap Growth Fund                           10.35 to 10.38             1,489,064        11.08 to 11.14            16,543,958
Strategic Value Fund                            10.47 to 10.51             1,284,004        12.83 to 12.89            16,508,987
REIT Fund                                       12.23 to 12.27             1,111,732        16.33 to 16.42            18,205,011
Balanced Portfolio                               9.58 to 17.22             1,909,414        10.32 to 18.59            26,703,581
Equity Income Portfolio                         10.69 to 20.91             4,634,977        11.76 to 23.03            77,817,156
Growth Portfolio                                 8.72 to 20.67             6,921,706         8.89 to 21.10            99,015,538
Asset Manager Portfolio                         10.30 to 17.69             1,324,744        10.71 to 18.43            18,485,779
Emerging Markets Equity
 (Int'l) Portfolio                               9.58 to 13.89             1,128,099        11.65 to 16.88            15,231,832
V.I. Capital Appreciation Fund                  10.19 to 10.22                12,294        10.69 to 10.75               131,963
High Income Bond Fund II                        11.58 to 11.62               187,933        12.59 to 12.66             2,370,366
Financial Services Fund                         10.11 to 10.14                 6,142        11.65 to 11.71                 71866
Health Care Fund                                10.85 to 10.88                 5,534        11.34 to 11.40                62,990
Mekros Fund                                       9.96 to 9.99                56,193        12.27 to 12.34               692,769

                                                         For the year ended December 31, 2004
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Money Market Fund                                         0.92          1.25 to 1.60       (0.49) to (0.30)
Quality Bond Fund                                         4.20          1.25 to 1.60          3.09 to 3.29
High Yield Bond Fund                                      7.37          1.25 to 1.60          9.12 to 9.34
Growth Stock Fund*                                        0.43          1.25 to 1.60        10.29 to 10.51
Large Cap Value Fund                                      1.41          1.25 to 1.60        11.23 to 11.45
Flexibly Managed Fund                                     2.06          1.25 to 1.60        16.88 to 17.11
International Equity Fund                                 0.64          1.25 to 1.60        28.14 to 28.40
Small Cap Value Fund                                      0.03          1.25 to 1.60        13.23 to 13.45
Small Cap Growth Fund**                                      -          1.25 to 1.60          7.92 to 8.14
Limited Maturity Fund                                     3.39          1.25 to 1.60           .85 to 1.05
Index 500 Fund                                            1.67          1.25 to 1.60          8.88 to 9.10
Mid Cap Growth Fund                                          -          1.25 to 1.60          9.77 to 9.99
Mid Cap Value Fund                                        0.40          1.25 to 1.60        21.40 to 21.65
Large Cap Growth Fund                                     0.61          1.25 to 1.60          7.10 to 7.31
Strategic Value Fund                                      0.52          1.25 to 1.60        22.46 to 22.71
REIT Fund                                                 3.79          1.25 to 1.60        33.58 to 33.84
Balanced Portfolio                                        1.21          1.25 to 1.60          7.74 to 7.95
Equity Income Portfolio                                   1.52          1.25 to 1.60        9.92 to 10.14
Growth Portfolio                                          0.27          1.25 to 1.60          1.89 to 2.09
Asset Manager Portfolio                                   2.67          1.25 to 1.60          3.95 to 4.16
Emerging Markets Equity
 (Int'l) Portfolio                                        0.66          1.25 to 1.60        21.34 to 21.59
V.I. Capital Appreciation Fund                               -          1.25 to 1.60          4.93 to 5.14
High Income Bond Fund II                                  6.43          1.25 to 1.60          8.71 to 8.93
Financial Services Fund                                   0.41          1.25 to 1.60        15.26 to 15.49
Health Care Fund                                             -          1.25 to 1.60          4.54 to 4.75
Mekros Fund                                                  -          1.25 to 1.60        23.21 to 23.46

                                           At January 01, 2004                         At December 31, 2004
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Nova Fund                                         9.55 to 9.58                29,414        10.77 to 10.82               317,979
OTC Fund                                        10.99 to 11.03                39,693        11.83 to 11.89               471,573
Technology Fund                                 11.92 to 11.96                14,246        11.86 to 11.93               169,823
Ursa Fund                                         8.67 to 8.69                     -          7.66 to 7.70                     -
U.S. Government Bond Fund                       11.69 to 11.73                33,817        12.47 to 12.53               422,597
U.S. Government Money Market Fund                 9.77 to 9.81               206,521          9.64 to 9.69             1,992,298
Utilities Fund                                    8.73 to 8.75                 6,027        10.08 to 10.13                60,973
Equity Income Portfolio                         10.07 to 10.17                82,922        11.38 to 11.47               946,739
International Stock Portfolio                   10.28 to 10.31                 1,709        11.51 to 11.57                19,736

                                                         For the year ended December 31, 2004
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Nova Fund                                                    -          1.25 to 1.60        12.80 to 13.03
OTC Fund                                                     -          1.25 to 1.60          7.61 to 7.83
Technology Fund                                              -          1.25 to 1.60       (0.46) to (0.26)
Ursa Fund                                                    -          1.25 to 1.60     (11.63) to (11.46)
U.S. Government Bond Fund                                 3.06          1.25 to 1.60          6.68 to 6.90
U.S. Government Money Market Fund                         0.14          1.25 to 1.60       (1.35) to (1.15)
Utilities Fund                                            3.23          1.25 to 1.60        15.45 to 15.68
Equity Income Portfolio                                   3.54          1.25 to 1.60        12.80 to 13.02
International Stock Portfolio                             0.24          1.25 to 1.60        11.97 to 12.19

        *   Prior to August 31, 2004, Growth Stock Fund was named Growth Equity
            Fund
        ** Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

                                           At January 01, 2003                         At December 31, 2003
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                             $10.02 to $22.62             2,209,800       $9.96 to $22.53   $        31,014,882
Quality Bond Fund                               10.25 to 26.93             5,164,695        10.73 to 28.23            81,481,029
High Yield Bond Fund                            10.07 to 36.58             2,185,320        12.22 to 44.48            50,912,737
Growth Equity Fund                               4.57 to 61.60             3,344,230         5.06 to 34.32            53,191,881
Large Cap Value Fund                             8.45 to 36.32             4,736,097        10.64 to 45.82           124,852,324
Flexibly Managed Fund                            9.98 to 81.75            11,550,403       12.78 to 104.89           435,827,384
International Equity Fund                        7.11 to 15.56             3,537,633         9.31 to 20.41            57,419,609
Small Cap Value Fund                             8.08 to 14.94             3,397,254        13.93 to 25.79            72,130,927
Emerging Growth Fund                             5.83 to 17.47             2,802,966         8.47 to 25.46            54,098,865
Limited Maturity Fund                           10.39 to 14.50             1,975,056        10.54 to 14.74            24,763,137
Index 500 Fund                                   7.09 to 10.97             7,119,751         8.98 to 13.91            79,787,359
Mid Cap Growth Fund                               4.08 to 8.78             3,800,719         6.01 to 12.95            32,287,718
Mid Cap Value Fund                               9.13 to 13.91             2,455,518        12.31 to 18.81            41,381,342
Large Cap Growth Fund                             8.36 to 8.37               863,343        10.35 to 10.38             8,949,195
Strategic Value Fund                              8.49 to 8.50               687,299        10.47 to 10.51             7,209,721
REIT Fund                                         9.15 to 9.17               691,940        12.23 to 12.27             8,474,702
Balanced Portfolio                               8.36 to 15.00             2,129,172         9.58 to 17.22            28,515,617
Equity Income Portfolio                          8.33 to 16.24             4,621,038        10.69 to 20.91            73,309,592
Growth Portfolio                                 6.66 to 15.75             7,331,178         8.72 to 20.67           107,262,818
Asset Manager Portfolio                          8.85 to 15.19             1,305,076        10.30 to 17.69            18,334,086
Emerging Markets Equity (Int'l)
 Portfolio                                        6.48 to 9.41             1,153,874         9.58 to 13.89            12,587,574
V.I. Capital Appreciation Fund                    7.99 to 8.00                26,917        10.19 to 10.22               274,790
High Income Bond Fund II                          9.63 to 9.64               134,415        11.58 to 11.62             1,561,502
Financial Services Fund                           7.97 to 7.98                     -        10.11 to 10.14                     -
Health Care Fund                                  8.49 to 8.50                   657        10.85 to 10.88                 7,120
Mekros Fund                                       6.16 to 6.17                18,953          9.96 to 9.99               213,611
Nova Fund                                         6.97 to 6.98               349,021          9.55 to 9.58             3,332,453
OTC Fund                                          7.68 to 7.69                11,116        10.99 to 11.03               122,567
Technology Fund                                   7.51 to 7.52                10,053        11.92 to 11.96               120,114

                                                         For the year ended December 31, 2003
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Money Market Fund                                         0.90          1.25 to 1.60       (0.59) to (0.39)
Quality Bond Fund                                         4.47          1.25 to 1.60          4.65 to 4.86
High Yield Bond Fund                                      8.76          1.25 to 1.60        21.35 to 21.60
Growth Equity Fund                                        0.03          1.25 to 1.60      (44.29) to 10.86
Large Cap Value Fund                                      1.61          1.25 to 1.60        25.92 to 26.17
Flexibly Managed Fund                                     2.17          1.25 to 1.60        28.05 to 28.30
International Equity Fund                                 0.66          1.25 to 1.60        30.94 to 31.20
Small Cap Value Fund                                         -          1.25 to 1.60        72.33 to 72.68
Emerging Growth Fund                                         -          1.25 to 1.60        45.39 to 45.68
Limited Maturity Fund                                     3.71          1.25 to 1.60          1.42 to 1.62
Index 500 Fund                                            1.47          1.25 to 1.60        26.56 to 26.81
Mid Cap Growth Fund                                          -          1.25 to 1.60        47.15 to 47.44
Mid Cap Value Fund                                        0.39          1.25 to 1.60        34.88 to 35.15
Large Cap Growth Fund                                     0.46          1.25 to 1.60        23.80 to 24.05
Strategic Value Fund                                      0.53          1.25 to 1.60        23.33 to 23.58
REIT Fund                                                 4.32          1.25 to 1.60        33.54 to 33.80
Balanced Portfolio                                        1.74          1.25 to 1.60         9.62 to 19.93
Equity Income Portfolio                                   1.80          1.25 to 1.60        28.45 to 28.71
Growth Portfolio                                          0.27          1.25 to 1.60        26.01 to 36.19
Asset Manager Portfolio                                   3.55          1.25 to 1.60        14.59 to 18.11
Emerging Markets Equity (Int'l)
 Portfolio                                                   -          1.25 to 1.60        37.12 to 58.86
V.I. Capital Appreciation Fund                               -          1.25 to 1.60        27.46 to 27.72
High Income Bond Fund II                                  3.35          1.25 to 1.60        20.28 to 20.52
Financial Services Fund                                      -          1.25 to 1.60        26.88 to 27.13
Health Care Fund                                             -          1.25 to 1.60        27.71 to 27.97
Mekros Fund                                              42.93          1.25 to 1.60        61.67 to 62.00
Nova Fund                                                    -          1.25 to 1.60        36.98 to 37.26
OTC Fund                                                     -          1.25 to 1.60        43.11 to 43.39
Technology Fund                                              -          1.25 to 1.60        58.77 to 59.08

                                           At January 01, 2003                         At December 31, 2003
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Ursa Fund                                       11.53 to 11.55                   863          8.67 to 8.69                 7,478
U.S. Government Bond Fund                       11.90 to 11.92                74,950        11.69 to 11.73               864,216
U.S. Government Money Market Fund                 9.93 to 9.94               613,906          9.77 to 9.81             6,001,539
Utilities Fund                                    7.07 to 7.08                   869          8.73 to 8.75                11,531
Equity Income Portfolio                           8.24 to 8.26                28,216        10.07 to 10.17               288,829
International Stock Portfolio                     8.00 to 8.01                13,147        10.28 to 10.31               135,440

                                                         For the year ended December 31, 2003
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Ursa Fund                                                    -          1.25 to 1.60     (24.86) to (24.71)
U.S. Government Bond Fund                                 3.46          1.25 to 1.60       (1.80) to (1.60)
U.S. Government Money Market Fund                            -          1.25 to 1.60       (1.58) to (1.38)
Utilities Fund                                            0.17          1.25 to 1.60        23.41 to 23.66
Equity Income Portfolio                                   2.18          1.25 to 1.60        22.16 to 23.16
International Stock Portfolio                             1.41          1.25 to 1.60        30.01 to 30.27

                                           At January 01, 2002                         At December 31, 2002
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value          Units              Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                             $11.08 to $22.53             4,469,004      $10.02 to $22.62   $        61,140,043
Quality Bond Fund                               11.71 to 25.90             4,549,069        10.25 to 26.93            72,855,250
High Yield Bond Fund                            10.27 to 35.82             1,736,331        10.07 to 36.58            38,404,939
Growth Equity Fund                               7.11 to 48.11             3,772,885         4.57 to 61.60            55,695,593
Large Cap Value Fund                            10.50 to 43.24             4,493,519         8.45 to 36.32           105,567,134
Flexibly Managed Fund                           13.82 to 82.03             8,654,541         9.98 to 81.75           316,311,084
International Equity Fund                        8.00 to 17.49             3,613,362         7.11 to 15.56            46,699,863
Small Cap Value Fund                            12.58 to 18.17             2,971,045         8.08 to 14.94            37,638,107
Emerging Growth Fund                            16.58 to 30.55             2,726,204         5.83 to 17.47            37,449,493
Limited Maturity Bond Fund                      11.18 to 13.82             1,873,144        10.39 to 14.50            23,799,691
Index 500 Fund                                   9.25 to 14.29             6,937,621         7.09 to 10.97            62,482,741
Mid Cap Growth Fund                              6.14 to 13.19             2,957,847          4.08 to 8.78            17,347,508
Mid Cap Value Fund                              12.14 to 15.56             2,420,377         9.13 to 13.91            30,707,903
Large Cap Growth Fund                                        -               202,163          8.36 to 8.37             1,690,984
Strategic Value Fund                                         -               229,353          8.49 to 8.50             1,949,037
REIT Fund                                                    -               215,515          9.15 to 9.17             1,974,493
Balanced Portfolio                              10.68 to 18.33             2,293,554         8.36 to 15.00            27,157,504
Equity Income Portfolio                         10.55 to 19.80             4,478,957         8.33 to 16.24            57,274,939
Growth Portfolio                                 9.66 to 22.82             7,293,683         6.66 to 15.75            84,456,849
Asset Manager Portfolio                          9.83 to 16.85             1,289,108         8.85 to 15.19            16,033,762
Emerging Markets Equity (Int'l)
 Portfolio                                       7.20 to 10.47             1,154,926          6.48 to 9.41             8,348,029
V.I. Capital Appreciation Fund                               -                 9,339          7.99 to 8.00                74,703
High Income Bond Fund II                                     -               188,677          9.63 to 9.64             1,818,246
Financial Services Fund                                      -                    87          7.97 to 7.98                 6,152
Health Care Fund                                             -                     -          8.49 to 8.50                   690
Mekros Fund                                                  -               131,896          6.16 to 6.17               816,659
Nova Fund                                                    -                     -          6.97 to 6.98                     -
OTC Fund                                                     -                     -          7.68 to 7.69                     -
Technology Fund                                              -                     -          7.51 to 7.52                     -
Ursa Fund                                                    -                     -        11.53 to 11.55                     -
U.S. Government Bond Fund                                    -                 7,133        11.90 to 11.92                84,969
U.S. Government Money Market Fund                            -                85,335          9.93 to 9.94               847,377
Utilities Fund                                               -                11,574          7.07 to 7.08                85,046
Equity Income Portfolio II                                   -                 7,182          8.24 to 8.26                59,499
International Stock Portfolio                                -                   344          8.00 to 8.01                 2,755

                                                         For the year ended December 31, 2002
                                           ---------------------------------------------------------------
                                            Investment Income           Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Money Market Fund                                         1.62          1.25 to 1.60          0.18 to 0.39
Quality Bond Fund                                         4.21          1.25 to 1.60          2.54 to 3.97
High Yield Bond Fund                                      9.69          1.25 to 1.60          0.72 to 2.12
Growth Equity Fund                                           -          1.25 to 1.60     (35.81) to (34.72)
Large Cap Value Fund                                      1.46          1.25 to 1.60     (16.14) to (15.54)
Flexibly Managed Fund                                     2.70          1.25 to 1.60       (0.48) to (0.23)
International Equity Fund                                 0.13          1.25 to 1.60      (11.20) to (9.01)
Small Cap Value Fund                                         -          1.25 to 1.60     (19.15) to (17.80)
Emerging Growth Fund                                         -          1.25 to 1.60     (42.89) to (41.75)
Limited Maturity Bond Fund                                3.39          1.25 to 1.60          3.88 to 4.94
Index 500 Fund                                            1.25          1.25 to 1.60     (23.36) to (22.67)
Mid Cap Growth Fund                                          -          1.25 to 1.60     (33.84) to (33.43)
Mid Cap Value Fund                                        0.54          1.25 to 1.60      (10.68) to (8.73)
Large Cap Growth Fund                                     0.74          1.25 to 1.60     (16.41) to (16.30)
Strategic Value Fund                                      0.75          1.25 to 1.60     (15.08) to (14.97)
REIT Fund                                                 4.37          1.25 to 1.60       (8.45) to (8.33)
Balanced Portfolio                                        2.71          1.25 to 1.60     (21.82) to (12.59)
Equity Income Portfolio                                   1.74          1.25 to 1.60     (18.10) to (16.74)
Growth Portfolio                                          0.26          1.25 to 1.60     (31.08) to (30.60)
Asset Manager Portfolio                                   4.23          1.25 to 1.60      (8.53) to (11.33)
Emerging Markets Equity (Int'l)
 Portfolio                                                   -          1.25 to 1.60     (12.54) to (10.03)
V.I. Capital Appreciation Fund                               -          1.25 to 1.60     (20.08) to (19.98)
High Income Bond Fund II                                     -          1.25 to 1.60       (3.69) to (3.57)
Financial Services Fund                                   0.28          1.25 to 1.60     (20.32) to (20.22)
Health Care Fund                                             -          1.25 to 1.60     (15.08) to (14.98)
Mekros Fund                                               0.38          1.25 to 1.60     (38.39) to (38.31)
Nova Fund                                                    -          1.25 to 1.60     (30.32) to (30.23)
OTC Fund                                                     -          1.25 to 1.60     (23.20) to (23.11)
Technology Fund                                              -          1.25 to 1.60     (24.93) to (24.84)
Ursa Fund                                                    -          1.25 to 1.60        15.34 to 15.48
U.S. Government Bond Fund                                 2.27          1.25 to 1.60        19.02 to 19.17
U.S. Government Money Market Fund                         0.14          1.25 to 1.60       (0.70) to (0.58)
Utilities Fund                                               -          1.25 to 1.60     (29.29) to (29.20)
Equity Income Portfolio II                                0.67          1.25 to 1.60     (17.59) to (17.42)
International Stock Portfolio                             0.01          1.25 to 1.60     (19.99) to (19.89)

                                           At January 01, 2001                         At December 31, 2001
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value             Units            Unit Fair Value         Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                             $10.80 to $21.94             3,608,070      $11.08 to $22.53   $        54,541,534
Quality Bond Fund                               10.90 to 24.08             3,313,037        11.71 to 25.90            57,852,474
High Yield Bond Fund                             9.74 to 33.92             1,540,716        10.27 to 35.82            38,243,189
Growth Equity Fund                               9.66 to 65.25             4,091,200         7.11 to 48.11           102,941,008
Large Cap Value Fund                            10.91 to 44.86             4,353,837        10.50 to 43.24           138,941,170
Flexibly Managed Fund                           12.71 to 75.31             6,366,526        13.82 to 82.03           313,512,063
International Equity Fund                       11.29 to 24.64             4,154,798         8.00 to 17.49            62,192,792
Small Cap Value Fund                            10.93 to 15.76             2,783,790        12.58 to 18.17            45,012,119
Emerging Growth Fund                            19.98 to 36.76             2,941,469        16.58 to 30.55            72,857,101
Limited Maturity Bond Fund                      10.63 to 13.12               723,454        11.18 to 13.82             9,198,599
Index 500 Fund                                  10.66 to 16.44             7,186,939         9.25 to 14.29            87,009,307
Mid Cap Growth Fund                              8.67 to 18.58             2,500,983         6.14 to 13.19            23,835,864
Mid Cap Value Fund                              12.71 to 16.27             2,455,097        12.14 to 15.56            35,380,952
Balanced Portfolio                              12.50 to 21.42             2,538,803        10.68 to 18.33            38,326,219
Equity Income Portfolio                         11.26 to 21.10             4,456,819        10.55 to 19.80            73,821,248
Growth Portfolio                                11.90 to 28.06             7,701,624         9.66 to 22.82           136,091,668
Asset Manager Portfolio                         10.40 to 17.79             1,472,056         9.83 to 16.85            21,287,981
Emerging Markets Equity (Int'l)
 Portfolio                                       7.80 to 11.35             1,274,039         7.20 to 10.47            10,373,130

                                                         For the year ended December 31, 2001
                                           ---------------------------------------------------------------
                                            Investment Income           Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   ------------------    -------------------   -------------------
Money Market Fund                                         3.75          1.25 to 1.40          2.54 to 2.70
Quality Bond Fund                                         5.51          1.25 to 1.40          7.10 to 7.56
High Yield Bond Fund                                      9.17          1.25 to 1.40          5.44 to 5.60
Growth Equity Fund                                        0.02          1.25 to 1.40     (26.38) to (26.27)
Large Cap Value Fund                                      1.24          1.25 to 1.40       (3.76) to (3.61)
Flexibly Managed Fund                                     2.80          1.25 to 1.40          8.75 to 8.92
International Equity Fund                                 1.76          1.25 to 1.40     (29.12) to (29.02)
Small Cap Value Fund                                      0.10          1.25 to 1.40     (15.30) to (15.12)
Emerging Growth Fund                                         -          1.25 to 1.40     (17.01) to (16.88)
Limited Maturity Bond Fund                                4.43          1.25 to 1.40       (5.31) to (5.15)
Index 500 Fund                                            1.12          1.25 to 1.40     (13.21) to (12.97)
Mid Cap Growth Fund                                          -          1.25 to 1.40     (29.11) to (29.01)
Mid Cap Value Fund                                        0.72          1.25 to 1.40       (4.51) to (4.37)
Balanced Portfolio                                        1.93          1.25 to 1.40     (14.56) to (14.44)
Equity Income Portfolio                                   1.68          1.25 to 1.40       (6.28) to (6.14)
Growth Portfolio                                          0.08          1.25 to 1.40     (18.79) to (18.67)
Asset Manager Portfolio                                   4.45          1.25 to 1.40       (5.42) to (5.28)
Emerging Markets Equity (Int'l)
 Portfolio                                                   -          1.25 to 1.40       (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Penn Mutual Insurance Company and contract owners of Penn Mutual Variable Annuity Account III

In our opinion, the accompanying statement of assets and liabilities and the related statements of operation and statement of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts disclosed in Note 1 which comprise the Penn Mutual Variable Annuity Account III (the "Variable Account") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the transfer agents, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 1, 2005

                         REPORT OF INDEPENDENT AUDITORS

To The Board of Directors
The Penn Mutual Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the "Company") at December 31, 2004, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
February 8, 2005

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                     2004            2003
------------------------------------------------   -------------   -------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                     $   5,222,561   $   5,034,637
Equity securities, at fair value                          28,296          39,562
Real estate, net of accumulated depreciation              16,055          16,379
Policy loans                                             621,964         641,711
Short-term investments                                   408,243         167,046
Other invested assets, at fair value                     184,028         173,698
                                                   -------------   -------------
  Total investments                                    6,481,147       6,073,033

Cash and cash equivalents                                 78,774          29,866
Investment income due and accrued                         72,914          79,883
Deferred acquisition costs                               620,620         576,895
Amounts recoverable from reinsurers                      325,534         304,508
Broker/dealer receivables                              3,304,959       3,031,951
Goodwill                                                  14,354          14,354
Other assets                                             236,131         181,299
Separate account assets                                3,116,564       2,773,141
                                                   -------------   -------------
  TOTAL ASSETS                                     $  14,250,997   $  13,064,930
                                                   =============   =============
LIABILITIES

Reserves for future policy benefits                $   2,656,113   $   2,674,162
Other policyholder funds                               2,936,619       2,724,978
Policyholders' dividends payable                          20,829          20,702
Broker/dealer payables                                 3,014,104       2,706,530
Accrued income taxes                                     170,845         181,841
Debt                                                     271,273          87,798
Other liabilities                                        298,820         241,818
Separate account liabilities                           3,116,564       2,773,141
                                                   -------------   -------------
    TOTAL LIABILITIES                                 12,485,167      11,410,969
                                                   -------------   -------------
EQUITY

Retained earnings                                      1,577,464       1,440,118
Accumulated other comprehensive income:
  Unrealized appreciation of securities, net             191,066         216,243
  Minimum pension liability                               (2,700)         (2,400)
                                                   -------------   -------------
    Total accumulated other comprehensive income         188,366         213,843
                                                   -------------   -------------
    TOTAL EQUITY                                       1,765,830       1,653,961
                                                   -------------   -------------
      TOTAL LIABILITIES AND EQUITY                 $  14,250,997   $  13,064,930
                                                   =============   =============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                       2004           2003           2002
------------------------------------------------   ------------   ------------   ------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                 $    129,330   $    130,065   $    115,830
Policy fee income                                       210,443        185,608        162,910
Net investment income                                   427,390        426,210        429,723
Net realized capital  losses                             (1,208)       (18,313)       (39,999)
Broker/dealer fees and commissions                      412,800        396,312        344,091
Other income                                             26,770         25,139         13,648
                                                   ------------   ------------   ------------
TOTAL REVENUE                                         1,205,525      1,145,021      1,026,203
                                                   ------------   ------------   ------------
BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries        381,859        383,062        391,124
Policyholder dividends                                   39,077         45,782         52,554
Decrease in reserves for future policy benefits         (29,339)       (27,370)       (32,505)
General expenses                                        308,698        291,903        258,013
Broker/dealer sales expense                             228,089        222,095        193,144
Amortization of deferred acquisition costs               72,927         68,138         78,790
                                                   ------------   ------------   ------------
TOTAL BENEFITS AND EXPENSES                           1,001,311        983,610        941,120
                                                   ------------   ------------   ------------
INCOME BEFORE INCOME TAXES                              204,214        161,411         85,083
                                                   ------------   ------------   ------------
Income taxes:
  Current                                                70,685         27,787         10,307
  Deferred                                               (3,817)        25,727          1,623
                                                   ------------   ------------   ------------
INCOME TAX EXPENSE                                       66,868         53,514         11,930
                                                   ------------   ------------   ------------
     NET INCOME                                    $    137,346   $    107,897   $     73,153
                                                   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                    ACCUMULATED
                                                       OTHER
                                                   COMPREHENSIVE     RETAINED        TOTAL
                                                   INCOME/(LOSS)     EARNINGS        EQUITY
                                                   -------------   ------------   ------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2002                         $     87,732    $  1,259,068   $  1,346,800

Net income for 2002                                                      73,153         73,153
Other comprehensive income, net of tax
 Unrealized appreciation of securities,
 net of reclassification adjustments                    129,823               -        129,823
  Minimum pension liability                              (5,507)              -         (5,507)
                                                                                  ------------
Comprehensive Income                                                                   197,469
                                                   ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2002                       $    212,048    $  1,332,221   $  1,544,269

Net income for 2003                                                     107,897        107,897
Other comprehensive income, net of tax
 Unrealized depreciation of securities,
 net of reclassification adjustments                     (1,312)              -         (1,312)
  Minimum pension liability                               3,107               -          3,107
                                                                                  ------------
Comprehensive income                                                                   109,692
                                                   ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2003                       $    213,843    $  1,440,118   $  1,653,961

Net income for 2004                                                     137,346        137,346
Other comprehensive income, net of tax
 Unrealized depreciation of securities,
 net of reclassification adjustments                    (25,177)              -        (25,177)
  Minimum pension liability                                (300)              -           (300)
                                                                                  ------------
Comprehensive Income                                                                   111,869
                                                   ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2004                       $    188,366    $  1,577,464   $  1,765,830
                                                   ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31,                       2004           2003          2002
------------------------------------------------   ------------   ------------   ------------
(IN THOUSANDS)
       CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                         $    137,346   $    107,897   $     73,153
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Capitalization of acquisition costs                  (117,276)      (106,977)       (95,672)
  Amortization of deferred acquisition costs             72,927         68,138         78,790
  Policy fees on universal life and investment
   contracts                                           (114,081)      (100,677)       (81,771)
  Interest credited on universal life and
   investment contracts                                 116,599        114,721        113,028
  Depreciation and amortization                           6,983          9,875         (3,955)
  Net realized capital losses                             1,208         18,313         39,999
  Decrease in investment income due and accrued           6,969          1,161         13,656
  Increase in amounts recoverable from reinsurers       (21,026)        (9,181)       (22,440)
  Decrease in reserves for future policy benefits       (18,049)       (19,596)        (6,180)
  Increase/(decrease) in accrued income tax
   payable                                                2,721         32,704        (18,613)
  Other, net                                             13,702        (27,116)       (23,900)
                                                   ------------   ------------   ------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES            88,023         89,261         66,095
                                                   ------------   ------------   ------------
      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                    807,088        562,017      2,106,699
  Equity securities                                     181,206         46,955         64,378
  Other                                                    (534)           615          1,057

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                    585,787        812,648        328,809
  Other                                                  65,569         12,338         13,858

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                 (1,634,887)    (1,506,971)    (2,457,921)
  Equity securities                                    (169,144)       (41,416)       (66,892)
  Other                                                 (63,496)       (17,560)       (98,671)

Change in policy loans, net                              19,747          6,395         22,365
Cost of short-term investments acquired, net           (241,197)      (130,489)        (6,595)
Purchases of furniture and equipment, net               (15,197)       (15,449)       (18,583)
                                                   ------------   ------------   ------------
    NET CASH USED IN INVESTING ACTIVITIES          $   (465,058)  $   (270,917)  $   (111,496)
                                                   ------------   ------------   ------------

                                  - CONTINUED -

   The accompanying notes are an Integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED

FOR THE YEARS ENDED DECEMBER 31,                       2004           2003          2002
------------------------------------------------   ------------   ------------   ------------
(IN THOUSANDS)
      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment
 contracts                                         $    898,734   $    832,957   $    750,745
Withdrawals from universal life and investment
 contracts                                             (621,382)      (538,547)      (634,990)
Transfers to separate accounts                          (69,450)       (81,280)       (93,290)
Issuance/(repayment) of debt                            183,475          1,752       (116,906)
Decrease/(increase) in net broker dealer
 receivables                                             34,566        (26,815)       113,939
                                                   ------------   ------------   ------------
    NET CASH PROVIDED BY FINANCING ACTIVITIES           425,943        188,067         19,498
                                                   ------------   ------------   ------------
    NET INCREASE/(DECREASE) IN CASH AND CASH
     EQUIVALENTS                                         48,908          6,411        (25,903)

CASH AND CASH EQUIVALENTS
    Beginning of the year                                29,866         23,455         49,358
                                                   ------------   ------------   ------------
    END OF THE YEAR                                $     78,774   $     29,866   $     23,455
                                                   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(IN THOUSANDS)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business, which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

INVESTMENTS

The Company classifies its debt securities (bonds and mortgage and asset-backed securities) as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized using the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the time duration of the decline, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to retain the investment for a sufficient period of time to recover the recorded value. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost, which approximates fair value.

                                 (IN THOUSANDS)

Other invested assets primarily include limited partnerships. Investments in limited partnerships in which the Company's ownership represents less than 5% of partnership equity are accounted for as available for sale investments. Income from these partnerships is recognized using the cost method. Investments in limited partnerships in which the Company's ownership represents more than 5% of partnership equity are accounted for using the equity method. Income from these partnerships is treated as investment income.

DERIVATIVES

The Company utilizes various derivatives, including interest rate swaps, financial futures and interest rate caps in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported as investments. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, as specified in Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities."

Interest rate swaps and financial futures are used to manage risk from interest rate fluctuations. These derivative transactions have been designated and qualify as fair value hedges of fixed rate securities in the investment portfolio. Accordingly, changes in both the fair value of the derivative and the fair value of the hedged securities attributable to the hedged risk are recognized as realized gains or losses in current earnings. The change in the fair value of the hedged item is recognized as an adjustment to its cost basis. The Company recognized realized capital gains/(losses) of $2,435, $1,937 and $(320) in 2004, 2003 and 2002, respectively, related to the ineffectiveness of its futures and swap hedges.

Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. The Company's use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities. Therefore, these transactions do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $14,040, $1,248 and $3,700 in 2004, 2003 and 2002, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment, leasehold improvements and electronic data processing equipment and software (EDP) are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of EDP is calculated using the straight-line method over the lesser of its useful life or three years. Nonoperating software is depreciated using the straight-line method over the lesser of its useful life or five years. At December 31, 2004 and 2003, these assets had a gross carrying amount of $105,062 and $98,794, respectively and accumulated depreciation and amortization was $82,709 and $74,909 at December 31, 2004 and 2003, respectively. Related depreciation and amortization expense was $8,674, $11,755, and $10,891 for the years ended December 31, 2004, 2003 and 2002 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $1,211 and $1,012 as of December 31, 2004 and 2003, respectively. The aggregate amortization expense related to these intangible assets was $199 in years 2004, 2003 and 2002. Estimated annual amortization expense is $199 for the years 2005 through 2009.

                                 (IN THOUSANDS)

The Company had goodwill of $14,354 as of December 31, 2004 and 2003. Goodwill is reviewed annually for impairment. No impairment of goodwill was recognized during 2004, 2003 or 2002.

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs (DAC) related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" and SFAS No. 97. "Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" and are being amortized over the lesser of the estimated or actual contract life. Amortization is in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. Deferred acquisition costs related to certain term business fall under SFAS No. 60. "Accounting and Reporting by Insurance Enterprises " and are amortized in proportion to premium revenue recognized.

Deferred acquisition costs are reviewed annually to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefit (GMDB). See
Note 10 for a discussion of the Company's obligation for GMDB.

RESERVES FOR FUTURE POLICY BENEFITS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received.

                                 (IN THOUSANDS)

OTHER POLICYHOLDER FUNDS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.53%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS PAYABLE

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2004, participating insurance expressed as a percentage of insurance in force is 95%, and as a percentage of premium income is 77%. The Board of Trustees approves the amount of Policyholders' dividends to be paid annually. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2004.

BROKER/DEALER RECEIVABLES/PAYABLES

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

At December 31, 2004 the Company had approximately $562,353 of customer securities under customer margin loans that are available to be repledged, of which the Company has repledged approximately $77,257 under securities loan agreements.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2 million.

                                 (IN THOUSANDS)

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2003 and 2002 amounts have been reclassified to conform with 2004 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SOP 03-1
Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance for appropriate reserves for variable annuity contracts with guaranteed minimum death benefit (GMDB) and for universal life with secondary guarantees. SOP 03-1 also provides guidance on separate account presentation, accounting for an insurance company's proportionate interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, annuitization options, and accounting for sales inducements to contract holders.

The effect of initially adopting SOP 03-1 resulted in a $1.3 million increase in net income on 2004, net of taxes.

                                                              JANUARY 1, 2004
                                                              ---------------
         Change in future policy benefits:
                  GMDB for variable annuities                      $    2,565
                  Secondary guarantees: life insurance                   (131)
                  Adjustment to DAC                                      (360)
                                                              ---------------
                  Subtotal                                              2,074
         Adjustment of deferred taxes                                     726
                                                              ---------------
         Net effect                                                $    1,348
                                                              ===============

SOP 03-1 also requires that certain sales inducements need to be capitalized and then amortized into income in the future. Penn Mutual has deferred annuity policies in force that contain sales inducements which are deferred if they meet the requirements in SOP 03-01.

Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC. The following table summarizes the changes to the sales inducements asset:

                  Balance, December 31, 2003                       $   10,396
                  Cumulative impact of adoption                             -
                  Additional amounts deferred                           4,930
                  Amortization                                            508
                                                              ---------------
                  Balance, December 31, 2004                       $   14,818
                                                              ===============

                                 (IN THOUSANDS)

SFAS 132R
Beginning in 2004, the Company adopted Statement of Financial Accounting Standards No. 132R, Employers' Disclosures about Pension and Other Post-retirement Benefits (SFAS 132R). SFAS 132R revised the disclosure requirements for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans. Specifically, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit costs of defined benefit plans and other postretirement benefit plans. Disclosures previously required under SFAS No. 87, 88, and 106 were retained.

EITF 03-01
In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-01). EITF 03-01 provides guidance for recognizing other than temporary impairment on investments in certain equity and debt securities. In addition to requiring certain additional disclosures, implementation of EITF 03-01 would have changed how the Company recognizes and measures impairments in securities caused by changes in market interest rates. However, on October 4, 2004, the FASB issued FSP 03-1-01, Effective Date of Paragraphs 10-20 of EITF 03-01, The Meaning of Other Than Temporary Impairment, which delayed the effective date for the recognition and measurement guidance of EITF 03-01 that are contained in paragraphs 10-20, until certain implementation issues are addressed and a final FSP is issued. The Company will continue to comply with relevant "other than temporary" guidance as specified in existing authoritative literature and will make the disclosure requirements that are effective in EITF 03-01. In addition, the Company will monitor the status of the implementation issues that FASB is addressing, and evaluate the potential effects of revised guidance on the Company's consolidated financial position or results of operations.

2.  INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $33,228 and $33,989 as of December 31, 2004 and 2003, respectively.

                                                                    DECEMBER 31, 2004
                                                --------------------------------------------------------
                                                                  GROSS         GROSS         ESTIMATED
                                                 AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                                   COST           GAINS         LOSSES          VALUE
                                                -----------    -----------    -----------    -----------
U.S. Treasury, Government
 agency securities                              $   631,849    $    29,977    $     7,409    $   654,417
States and political subdivisions                     7,272            734              -          8,006
Foreign governments                                       -              -              -              -
Corporate securities                              2,196,768        240,628          7,162      2,430,234
Residential mortgage backed securities (MBS)        994,326         25,582          4,473      1,015,435
Commercial mortgage backed securities (MBS)         769,811         45,169          2,056        812,924
Asset-Backed Securities                             291,201         11,369          1,025        301,545
                                                -----------    -----------    -----------    -----------
  TOTAL                                         $ 4,891,227    $   353,459    $    22,125    $ 5,222,561
                                                ===========    ===========    ===========    ===========

                                 (IN THOUSANDS)

                                                                    DECEMBER 31, 2003
                                                --------------------------------------------------------
                                                                  GROSS         GROSS         ESTIMATED
                                                 AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                                   COST           GAINS         LOSSES          VALUE
                                                -----------    -----------    -----------    -----------
U.S. Treasury, Government and
 agency securities                              $ 1,180,672    $    11,706    $    16,681    $ 1,175,697
States and political subdivisions                     4,260            337              -          4,597
Foreign governments                                  14,986          3,381              -         18,367
Corporate securities                              1,449,998        290,630         11,946      1,727,086
Residential mortgage backed securities (MBS)        723,370         22,028             17        745,381
Commercial mortgage backed securities (MBS)         906,690         65,353            606        971,437
Asset-Backed Securities                             385,108         15,916          8,952        392,072
                                                -----------    -----------    -----------    -----------
  TOTAL                                         $ 4,665,084    $   407,755    $    38,202    $ 5,034,637
                                                ===========    ============   ===========    ===========

Corporate securities include $45,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR. As of December 31, 2004 and 2003, the notes had a fair value of $80,041 and $121,595, respectively.

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2004 by contractual maturity.

                                         AMORTIZED
                                            COST          FAIR VALUE
                                       -------------    -------------
      Years to maturity:
      One or less                      $     127,095    $     130,043
      After one through five                 676,933          744,343
      After five through ten                 717,556          775,696
      After ten                            1,314,305        1,442,575
      Residential MBS                        994,326        1,015,435
      Commercial MBS                        769,8111          812,924
      Asset-Backed Securities                291,201          301,545
                                       -------------    -------------
        TOTAL                          $   4,891,227    $   5,222,561
                                       =============    =============

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 3.72 years.

Residential MBS, Commercial MBS and Asset-Backed Securities follow a structured principal repayment schedule and 95% are of high credit quality. Securities totaling $1,961,514 are rated AAA and include $32,015 of interest-only tranches. As of December 31, 2004 and 2003, the Company's investments included $63,712 and $130,031, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 4% and 8% of equity at December 31, 2004 and 2003, respectively.

At December 31, 2004, the largest industry concentration of the Company's portfolio was investments in the electric utility sector of $403,092 representing 7.72% of the total debt portfolio.

                                 (IN THOUSANDS)

Proceeds during 2004, 2003 and 2002 from sales of available-for-sale securities were $807,088, $562,017, and $2,106,699, respectively. Gross gains and gross losses realized on those sales were $41,464 and $5,772, respectively, during 2004, $35,049 and $15,215, respectively, during 2003, and $79,510 and $50,260, respectively, during 2002. During 2004, 2003, and 2002, the Company realized losses of $20,427, $31,822, and $46,012, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2004 and 2003, debt securities with fair value totaling $317,775 and $502,211, respectively, were less than investment grade. At December 31, 2004 and 2003, the fair value of securities to be restructured pursuant to commenced negotiations, totaled $0 and $570, and there were no non-income producing debt securities.

EQUITY SECURITIES

During 2004, 2003 and 2002, the proceeds from sales of equity securities amounted to $181,206, $46,955, and $64,378, respectively. The gross gains and gross losses realized on those sales were $1,458 and $576, $523 and $170, and $428 and $1,430, for 2004, 2003 and 2002, respectively.

The cost basis of equity securities, excluding affiliates, is $24,297 and $35,063 as of December 31, 2004 and 2003, respectively. The equity securities had gross unrealized gains of $4,023 and $4,569, respectively, and gross unrealized losses of $25 and $70, respectively, as of December 31, 2004 and 2003.

OTHER INVESTED ASSETS

As of December 31, 2004 and 2003, other invested assets included $127,109 and $107,611 in investments in partnerships. The Company recognized realized losses of $4,877 and $8,454 in 2004 and 2003, respectively, associated with other than temporary impairments of certain partnership investments.

UNREALIZED LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in equity and fixed maturity securities at December 31, 2004 are temporary in nature. The Company conducts a review each quarter to identify and evaluate investments that have impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the significance of the decline in fair value, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows and the Company's ability and intent to hold the investment for a sufficient period of time to allow for any anticipated recovery.

The table below shows the fair value of investments in debt and equity securities in an unrealized loss position at December 31, 2004.

                                            LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                        ---------------------------   ---------------------------   ---------------------------
                                                           GROSS                         GROSS                         GROSS
                                            FAIR        UNREALIZED        FAIR        UNREALIZED        FAIR        UNREALIZED
                                            VALUE         LOSSES          VALUE         LOSSES          VALUE         LOSSES
                                        ------------   ------------   ------------   ------------   ------------   ------------
U.S Treasury, Government and agency
 securities                             $    268,213   $      3,124   $    120,844   $      4,285   $    389,057   $      7,409
Corporate securities                         259,284          5,360         20,756          1,802        280,040          7,162
Residential MBS                              379,301          4,473              -              -        379,301          4,473
Commercial MBS                               157,348          1,826         12,936            230        170,284          2,056
Asset-Backed Securities                       93,364          1,025              -              -         93,364          1,025
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Total debt securities                    1,157,510         15,808        154,536          6,317      1,312,046         22,125

Equity securities                                  -              -             70             25             70             25
                                        ------------   ------------   ------------   ------------   ------------   ------------
                                        $  1,157,510   $     15,808   $    154,606   $      6,342   $  1,312,116   $     22,150
                                        ============   ============   ============   ============   ============   ============

                                 (IN THOUSANDS)

OTHER

Investments on deposit with regulatory authorities as required by law were $7,773 and $8,048 at December 31, 2004 and 2003, respectively.

3.  INVESTMENT  INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

                                                                 2004            2003              2002
                                                            -------------   ---------------   -------------
        Debt securities                                     $     371,272   $       380,491   $     378,290
        Equity securities                                           3,179             1,885           3,238
        Mortgage loans                                              2,279             2,698             506
        Real estate                                                 2,209             2,209           2,209
        Policy loans                                               37,615            42,534          42,295
        Short-term investments                                      2,141               805           1,525
        Other invested assets                                      16,725             6,387           9,053
                                                            -------------   ---------------   -------------
        Gross investment income                                   435,420           437,009         437,116
          Less: Investment expense                                  8,030            10,799           7,393
                                                            -------------   ---------------   -------------
        Investment income, net                              $     427,390   $       426,210   $     429,723
                                                            =============   ===============   =============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                                                 2004            2003              2002
                                                            -------------   ---------------   -------------
        Debt securities                                     $      15,265   $       (10,888)  $     (16,762)
        Equity securities, mortgage loans and real estate           1,287                51               3
        Other invested assets                                     (16,510)           (8,556)        (24,966)
        Amortization of deferred acquisition costs                 (1,250)            1,080           1,726
                                                            -------------   ---------------   -------------
        Net realized losses                                 $      (1,208)  $       (18,313)  $     (39,999)
                                                            =============   ===============   =============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                 2004            2003              2002
                                                            -------------   ---------------   -------------
RECLASSIFICATION ADJUSTMENTS
Unrealized holding (losses)/gains arising during period     $     (22,230)  $       (11,660)  $     146,142
Reclassification adjustment for losses/(gains)
 included in net income                                            (2,947)           10,348          16,319
                                                            -------------   ---------------   -------------
Unrealized (losses)/gains on investments, net
 of reclassification adjustment                             $     (25,177)  $        (1,312)  $     129,823
                                                            =============   ===============   =============

                                 (IN THOUSANDS)

Reclassification adjustments reported in the above table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense/(benefits) of $1,587, $(5,570), and $(8,787), respectively, and $(602), $(2,361), and
$(10,361), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4.  DERIVATIVES:

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2004 and 2003, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $1,250,000 and $750,000 and a fair value of $8,087 and $7,297 as of December 31, 2004 and 2003, respectively.

                                 (IN THOUSANDS)

5.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2004 and 2003.

                                                             2004                              2003
                                               -------------------------------   -------------------------------
                                                  CARRYING           FAIR           CARRYING           FAIR
                                                   VALUE             VALUE           VALUE             VALUE
                                               --------------   --------------   --------------   --------------
FINANCIAL ASSETS:
  Debt securities, available for sale          $    5,222,561   $    5,222,561   $    5,034,637   $    5,034,637
  Equity securities
    Common stock                                            -                -            7,699            7,699
    Non-redeemable preferred stocks                    28,296           28,296           31,863           31,863
  Mortgage loans                                           14               14               26               26
  Policy loans                                        621,964          615,748          641,711          619,956
  Short-term investments                              408,243          408,243          167,046          167,046
  Other invested assets                               184,028          184,028          173,698          173,698
  Cash and cash equivalents                            78,774           78,774           29,866           29,866
  Separate account assets                           3,116,564        3,116,564        2,773,141        2,773,141

FINANCIAL LIABILITIES:
  Investment-type contracts
    Individual annuities                            1,140,791        1,152,669          932,349          949,597
    Group annuities                                    24,905           25,007           32,621           33,223
    Other policyholder funds                          245,943          245,943          334,105          334,105
                                               --------------   --------------    -------------   --------------
  Total policyholder funds                          1,411,639        1,423,619        1,299,075        1,316,925
  Policyholder's dividends payable                     20,829           20,829           20,702           20,702
  Separate account liabilities                      3,116,564        3,116,564        2,773,141        2,773,141

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

                                 (IN THOUSANDS)

The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral decreases in relation to the value of the loaned securities. The Company had no loaned securities outstanding as of December 31, 2004 and 2003, respectively.

6.  BENEFIT PLANS:

The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

During 2004, the Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005, thereby triggering a curtailment accounting event. The Plans' obligations and assets were remeasured, with obligations using a 5.75% discount rate. The assets as of September 30, 2004, along with the remeasured obligations, were used to calculate a revised annual pension expense as of January 1, 2004 for the remaining three months of the year. These revised expenses are reflected in the financial statements.

BENEFIT OBLIGATIONS

The following table sets forth the plans' change in benefit obligation as of December 31, 2004 and 2003:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Benefit obligation at beginning of year    $      123,324   $      108,339   $       37,287   $      22,362
Service cost                                        4,503            3,881              431             393
Interest cost                                       7,849            7,431            2,251           2,109
Plan amendment                                        922               89                -               -
Actuarial loss                                     12,660            8,146            1,882          14,818
Curtailments                                      (20,669)               -                -               -
Benefits paid                                      (4,810)          (4,562)          (2,568)         (2,395)
                                           --------------   --------------   --------------   -------------
Benefit obligation at end of year          $      123,779   $      123,324   $       39,283   $      37,287
                                           ==============   ==============   ==============   =============

The accumulated benefit obligation for all defined benefit plans as of December 31, 2004 and 2003 was $121,697 and $105,997, respectively.

                                 (IN THOUSANDS)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
      Discount rate                              5.75%            6.25%            5.75%            6.25%
      Rate of compensation increase              4.25%            4.25%            4.00%            4.00%

At December 31, 2004, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2005, grading to 5% for 2010. At December 31, 2003, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 14% for 2004, grading to 5% in 2010.

PLAN ASSETS

The following table sets forth the plan assets as of December 31, 2004 and 2003:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
CHANGE IN PLAN ASSETS:
Fair value of plans assets at beginning
 of year                                   $       92,108   $       64,272   $            -   $            -
Actual return on plan assets                        7,923           17,550                -                -
Employer contribution                               1,991           14,849            2,568            2,395
Benefits paid                                      (4,810)          (4,563)          (2,568)          (2,395)
                                           --------------   --------------   --------------   --------------
Fair value of plan assets at end of year   $       97,212   $       92,108   $            -   $            -
                                           ==============   ==============   ==============   ==============

The Company's investment objectives with respect to pension assets are growth, preservation of principal and preservation of purchasing power. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Rebalancing occurs when the assets balances fall outside the targeted ranges. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company's pension plan asset allocation at December 31, 2004 and 2003, and the current target allocations are as follows:

                                              PERCENTAGE OF PLAN ASSETS
                                                  AS OF DECEMBER 31,
                               TARGET      -------------------------------
                             ALLOCATION         2004             2003
                             ----------    --------------   --------------
      ASSET CATEGORY
      Equity securities       40% - 60%          54%              66%
      Fixed Income & Cash     40% - 60%          46%              34%
                                           --------------   --------------
      Total                                     100%             100%
                                           ==============   ==============

The expected long term rate of return on plan assets was 8% in 2004 and 2003. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities.

At December 31, 2004 and 2003, all of the plans' assets were invested in the Company's group annuity contracts, which in turn are invested in various investment options of related funds.

                                 (IN THOUSANDS)

FUNDED STATUS

The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Benefit Obligation                         $     (123,779)  $     (123,325)  $      (39,282)  $      (37,287)
Fair value of plan assets                          97,212           92,108                -                -
                                           --------------   --------------   --------------   --------------
FUNDED STATUS                              $      (26,567)  $      (31,216)  $      (39,282)  $      (37,287)
                                           ==============   ==============   ==============   ==============
Funded status                              $      (26,567)  $      (31,216)  $      (39,282)  $      (37,287)
Unrecognized net actuarial loss (gain)             11,544           21,064            8,861            7,277
Unrecognized prior service cost (benefit)             424              846           (3,550)          (5,298)
                                           --------------   --------------   --------------   --------------
NET AMOUNT RECOGNIZED                      $      (14,599)  $       (9,306)  $      (33,971)  $      (35,308)
                                           ==============   ==============   ==============   ==============
Amount recognized in balance sheet:
Prepaid pension asset                      $        7,899   $       10,573   $            -   $            -
Accrued benefit liability                         (27,080)         (24,154)         (33,971)         (35,307)
Intangible assets                                     425              578                -                -
Minimum pension liabiity                            4,157            3,696                -                -
                                           --------------   --------------   --------------   --------------
NET AMOUNT RECOGNIZED                      $      (14,599)  $       (9,307)  $      (33,971)  $      (35,307)
                                           ==============   ==============   ==============   ==============

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,583, $27,080 and $0, respectively as of December 31, 2004. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,053, $24,154 and $0, respectively as of December 31, 2003.

As of December 31, 2004, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company's other postretirement benefit plans.

A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets. In 2004 and 2003, the change in the minimum pension liability, net of the change in the related intangible asset of $461 and $(4,780), respectively, was reported in surplus.

ACTUAL CONTRIBUTIONS AND BENEFITS

The contributions made and the benefits paid from the plans were:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Employer Contributions                     $        1,991   $       14,849   $        2,568   $        2,395
Benefits Paid                                      (4,810)          (4,563)          (2,568)          (2,395)

EXPECTED EMPLOYER CONTRIBUTIONS

The Company's funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company's tax and cash positions and the plan's funded status.

In 2005, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $1,870 and $2,802, respectively.

                                 (IN THOUSANDS)

ESTIMATED FUTURE BENEFIT PAYMENTS:

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                               PENSION           OTHER
                                              BENEFITS         BENEFITS
                                           --------------   --------------
                 2005                      $        4,758   $        2,802
                 2006                               5,062            2,948
                 2007                               5,398            3,057
                 2008                               5,562            3,134
                 2009                               5,784            3,195
                 Years 2010-2014           $       34,517   $       16,122

NET PERIODIC COST

The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2004 and 2003:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Service cost                               $        4,503   $        3,881   $          431   $          392
Interest cost                                       7,849            7,432            2,250            2,109
Expected return on plan assets                     (7,256)          (5,891)               -                -
Amortization of unrecognized transition
 obligation                                             -               30                -                -
Amortization of prior service cost                    241              213           (1,746)          (1,746)
Amount of recognized gains and loss                   845              987              296                -
                                           --------------   --------------   --------------   --------------
   Net periodic benefit cost               $        6,182   $        6,652   $        1,231   $          755

FAS 88 Charges:
Curtailment charge                                  1,103                -                -                -
                                           --------------   --------------   --------------   --------------
   Total net periodic benefit cost         $        7,285   $        6,652   $        1,231   $          755
                                           ==============   ==============   ==============   ==============

The weighted-average assumptions used to determine net cost were:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Discount rate                                   6.25%            7.00%            6.25%            7.00%
Expected return on plan assets                  8.00%            8.00%               -                -
Rate of compensation increase                   4.25%            4.50%            4.00%            4.00%

The assumed health care cost trend rate used in determining net periodic costs for 2004 was 14%, grading to 5% for 2010. The assumed health care cost trend rate used in determining net periodic costs for 2003 was 14% for 2004, grading to 5% for 2010.

                                 (IN THOUSANDS)

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

                                                 One Percentage Point
                                           -------------------------------
                                              Increase         Decrease
                                           --------------   --------------
Service and interest cost compenents          $    218         $   (189)
Postretirement benefit obligation                3,274           (2,845)

In December 2003, the Medicare Drug Improvement and Modernization Act (the Act) was signed into law. The Act includes a federal subsidy to sponsors of retiree health plans that provides a prescription drug benefit that is at least actuarially equivalent to the benefit to be provided under Medicare Part D. We have evaluated the provisions of the Act and are unable to conclude at this time whether the benefits provided by the plan are actuarially equivalent to Medicare part D under the Act. However, any financial impact would be immaterial to the Company. Therefore, any measures of the Accumulated Postretirement Benefit Obligation or Net Periodic Postretirement Benefit Cost in this report do not reflect the effects of the Act on the plan.

DEFINED CONTRIBUTION PLANS

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2004, 2003 and 2002, the expense recognized for these plans was $5,639 and $8,853 and $6,904 respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2004 and 2003 was $287,606 and $267,973, respectively.

At December 31, 2004 and 2003, $86,456 and $173,237 respectively, of the defined contribution plans' assets were invested in the Company's group annuity contracts.

                                 (IN THOUSANDS)

7.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                2004             2003
                                           --------------   --------------
  DEFERRED TAX ASSETS:
    Future policy benefits                 $       89,803   $       88,913
    Policyholders' dividends payable                7,228            7,189
    Investment losses                              15,713           11,898
    Employee benefit liabilities                   35,532           31,176
    Other                                          16,729           17,541
                                           --------------   --------------
      Total deferred tax asset                    165,005          156,717
                                           --------------   --------------
  DEFERRED TAX LIABILITIES:
    Deferred acquisition costs                    180,647          169,971
    Unrealized investment gains                   102,990          116,548
    Other                                          25,746           32,115
                                           --------------   --------------
      Total deferred tax liability                309,383          318,633
                                           --------------   --------------
  Net deferred tax liability                      144,378          161,916
  Tax currently payable                            26,467           19,925
                                           --------------   --------------
  ACCRUED INCOME TAXES                     $      170,845   $      181,841
                                           ==============   ==============

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                2004             2003             2002
                                           --------------   --------------   --------------
  Tax expense at 35%                       $       71,476   $       56,494   $       29,779
  Increase /(decrease) in income taxes
   resulting from:
    Differential earnings amount                        -                -          (22,098)
    Prior period adjustment                        (1,212)          (1,165)            (506)
    Dividends received deduction                   (3,632)          (2,617)          (2,856)
    Other                                             236              802            7,611
                                           --------------   --------------   --------------
  INCOME TAX EXPENSE                       $       66,868   $       53,514   $       11,930
                                           ==============   ==============   ==============

                                 (IN THOUSANDS)

The Internal Revenue code temporarily suspended the differential earnings amount
(DEA) calculation required for mutual insurance companies for the years 2001 through 2003. The DEA has been permanently repealed for years starting in 2005. Therefore, the DEA calculation will apply in 2004. The DEA is an amount required to be included in taxable income for mutual, but not stock life insurance companies. The Company has estimated that the DEA calculation for 2004 will not result in an income adjustment. As a result, the Company does not reflect any expense or liability for DEA.

Cash paid for federal income taxes in 2004, 2003, and 2002 was $62,580, $27,069, and $28,400, respectively.

The Internal Revenue Service has completed their examination of the Company's income tax returns through the year 2001. Income tax returns for the tax years 2002 through 2003 are scheduled to be examined by the IRS in 2005. Management believes that an adequate provision has been made for potential adjustments.

8.  REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                       ASSUMED          CEDED TO
                                      GROSS          FROM OTHER           OTHER              NET
                                     AMOUNT           COMPANIES         COMPANIES          AMOUNT
                                 ---------------   ---------------   ---------------   ---------------
DECEMBER 31, 2004:
  Life Insurance in Force        $    50,138,980   $     1,689,892   $    18,770,358   $    33,058,514
  Premiums                               158,591               710            29,971           129,330
  Benefits                               434,958                 -            53,099           381,859
  Reserves                             5,590,511             2,221           313,020         5,279,712

DECEMBER 31, 2003:
  Life Insurance in Force        $    46,418,533   $       639,717   $    16,517,598   $    30,540,652
  Premiums                               159,869                 -            29,804           130,065
  Benefits                               436,925                 -            53,863           383,062
  Reserves                             5,398,634               506           304,508         5,094,632

DURING 2002, THE COMPANY HAD GROSS PREMIUMS OF $144,868, ASSUMED PREMIUMS OF $0, CEDED PREMIUMS OF $29,038, GROSS BENEFITS OF $437,174, ASSUMED BENEFITS OF $0, AND CEDED BENEFITS OF $46,050. Reinsurance receivables with a carrying value of $209,145 and $197,800 were associated with a single reinsurer at December 31, 2004 and 2003, respectively. This recoverable is secured by investment grade securities with a market value of $211,806 and $201,167, respectively held in trust.

9.  DEBT:

On June 23, 2004, the Company issued a Surplus Note ("Notes") with a principal balance of $200,000, at a discount of $3,260. The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% Notes is scheduled to be paid semiannually on

                                 (IN THOUSANDS)

April 1 and October 1 of each year. At December 31, 2004, the amortized cost basis of the Notes was $196,766.

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2004, the Company had debt of $74,507, of which $32,900 in short term bank loans were collateralized by customer-owned securities valued at approximately $33,577. At December 31, 2003, the Company had debt of $87,798, of which $70,100 in short term bank loans were collateralized by customer-owned securities valued at approximately $145,520. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2004 and 2003, the weighted average interest rates on these borrowings were 2.42% and 1.26% respectively. All remaining loans, including bank overdrafts, are not collateralized.

10. GUARANTEED MINIMUM DEATH BENEFITS:

The Company has variable annuity contracts that have GMDB such that GMDB provides a specified minimum benefit payable upon death:

            o RETURN OF PREMIUM - provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net purchase Payments". This guarantee is a standard death benefit on all individual variable annuity products.

            o STEP-UP - provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers form any prior contract anniversary date.

            o RISING FLOOR - provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

                                      2004             2003
                                 --------------   --------------
    Account value                $    1,882,263   $    1,657,136
    Net amount at risk                   76,716          113,701
    Reserves                              3,816            6,268

Prior to 2004, the GMDB reserve was equal to our Statutory reserve under Guideline XXXIV. In 2004 with the implementation of SOP 03-1, stochastic modeling was used to determine the liability. The stochastic model involves 1,000 scenarios. Stochastic modeling generates a projection of excess benefits. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The company regularly evaluates the estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

                                 (IN THOUSANDS)

11. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2004, the Company had outstanding commitments totaling $72,508 relating to these investment activities. The fair value of these commitments approximates the face amount.

The Company has entered into various leases, primarily for field and sales offices. As of December 31, 2004, future minimum payments under noncancellable leases are as follows:

                YEAR ENDING DECEMBER 31,      OPERATING LEASES
                ------------------------      ----------------
                          2005                    $   18,994
                          2006                        15,564
                          2007                        13,053
                          2008                        10,460
                          2009                         8,674
                       Thereafter                     25,830

12. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies' statutory capital and surplus at December 31, 2004 and 2003 was $1,157,588 and $872,426, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2004, 2003, and 2002, was $82,543, $76,058, and $39,411, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2004, the Company's surplus exceeds these minimum levels.

Item 24. Financial Statements and Exhibits

         (a)    Financial Statements included in Part B:

                Financial Statements of Penn Mutual Variable Annuity Account
                III:


                Statement of Assets and Liabilities - December 31, 2004 Statement of Operations - December 31, 2004
                Statement of Changes in Net Assets - For the years ended December 31, 2004 and 2003

                Notes to Financial Statements
                Report of Independent Auditors

                Consolidated Financial Statements of The Penn Mutual Life Insurance Company:


                Consolidated Balance Sheets for the years ended December 31, 2004 and 2003
                Consolidated Income Statements for the years ended December 31, 2004, 2003 and 2002
                Consolidated Statements of Changes in Equity for the years ended December 2004, 2003 and 2002
                Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

                Notes to Consolidated Financial Statements
                Report of Independent Auditors

         (b)    Exhibits

                1.      (a)     Resolutions of Executive Committee of Board of
                                Trustees of The Penn Mutual Life Insurance
                                Company authorizing the establishment of the Registrant. Incorporated herein by reference to
                                Exhibit 1(a) to the Registration Statement of
                                Penn Mutual Variable Annuity Account III (File
                                No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                0001036050-98-001504) on September 3, 1998.

                        (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to
                                Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                2.              Not applicable

                3.      (a)(1)  Sales Support Agreement between The Penn Mutual
                                Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to
                                Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                        (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on
                                September 28, 2000.

                        (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                        (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                September 3, 1998.

                        (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                        (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                        (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                September 3, 1998.

                4.      (a)     Individual Variable and Fixed Annuity Contract
                                (Form BVA-00). Incorporated herein by reference to the Exhibit 4(a) to the Registrant's
                                Registration Statement on Form N-4 (File No.
                                333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                0000950116-00-001502) on June 21, 2000.

                        (b) Rider--Guaranteed Minimum Death Benefit--Step Up (GDBSU-98). Incorporated herein by reference to the Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on June 21, 2000.

                        (c) Endorsement-Charitable Remainder Trust (1718-01). Incorporated herein by reference to the Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.

                        (d) Rider--Estate Enhancement Death Benefit (EEDB-01). Incorporated herein by reference to
                                Exhibit 4(k) to the Registrant's Registration Statement on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000692) on April 20, 2001.

                        (e) Form of active allocation annuity contract. Incorporated herein by reference to Exhibit 4(e) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March
                                21, 2002.

                        (f) Rider - Death Benefit Enhancement - Step-Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001203) on May 22,
                                2002.

                5. Application (Form PM0487) for Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 20, 2000.

                        (b) Form of application for active allocation annuity contract. Incorporated herein by reference to Exhibit 5(b) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.

                6.      (a)     Charter of The Penn Mutual Life Insurance
                                Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registration
                                Statement of Penn Mutual Variable Annuity
                                Account III (File No. 333-62811), as filed with the Securities and Exchange Commision via EDGAR
                                (Accession No. 0001036050-98-001504) on
                                September 3, 1998.

                        (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

                7.              None

                8.      (a)(1)  Form of Sales Agreement between The Penn Mutual
                                Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                        (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                        (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to
                                Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on Form S-6

                                (File No. 33-54662), as filed with the
                                Securities and Exchange Commission via EDGAR
                                (Accession No. 0000950109-97-003328) on April
                                30, 1997.

                        (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

                        (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                September 3, 1998.

                        (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                September 3, 1998.

                        (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30 1998.

                9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to the Exhibit 9 to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.


                10.     (a)     Consent of PricewaterhouseCoopers LLP,
                                Independent Registered Public Accounting Firm is filed herewith.

                        (b)     Consent of Ernst & Young LLP is filed herewith.

                        (c) Consent of Morgan, Lewis & Bockius LLP is filed herewith.


                11.             Not applicable.

                12.             Not applicable.


                13.     (a)     Powers of Attorney of Trustees. Incorporated
                                herein by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-4
                                (File No. 333-69386), as filed with the
                                Securities and Exchange Commission via EDGAR
                                (Accession No. 0000950116-01-500817) on
                                September 14, 2001.

                        (b) Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No.
                                0000950116-99-001164) and incorporated herein by reference.

                        (c) Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated herein by reference.


Item 25. Directors and Officers of the Depositor

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


     NAME                             POSITION AND OFFICES WITH DEPOSITOR
     ---------------------------      --------------------------------------------------------------------------------
     Robert E. Chappell               Chairman of the Board and Chief Executive Officer and Member of the Board of
                                      Trustees

     Daniel J. Toran                  President and Chief Operating Officer and Member of the Board of Trustees

     Nancy S. Brodie                  Executive Vice President and Chief Financial Officer

     Terry A. Ramey                   Senior Vice President, Chief Information Officer

     Michael A. Biondolillo           Executive Vice President, Human Resources

     Larry L. Mast                    Executive Vice President and Chief Marketing Officer

     Peter M. Sherman                 Executive Vice President and Chief Investment Officer

     Steven O. Miller                 Senior Vice President, Independence Financial Network

     Ralph L. Crews                   Senior Vice President, Career Agency System

     Frederick M. Rackovan            Vice President, New Business

     Franklin L. Best, Jr.            Managing Corporate Counsel and Secretary

     Richard F. Plush                 Senior Vice President and Chief Actuary

     Frank J. Howell                  Vice President, Broker Dealer Network


        The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                      Penn Mutual Wholly-Owned Subsidiaries

Corporation                                  Principal Business                 State of Incorporation
------------------------------------------   --------------------------------   ----------------------
The Penn Insurance and Annuity Company       Life Insurance and Annuities       Delaware

Independence Capital Management, Inc.        Investment Adviser                 Pennsylvania

Penn Janney Fund, Inc.                       Investments                        Pennsylvania

INDEPENDENCE SQUARE PROPERTIES, INC.         Investments Holding Company        Pennsylvania

The Pennsylvania Trust Company               Trust Company                      Pennsylvania

                      Independence Square Properties, Inc.
                            Wholly-Owned Subsidiaries

Corporation                                  Principal Business                 State of Incorporation
------------------------------------------   --------------------------------   ----------------------
INDEPRO CORPORATION                          Real Estate Investment             Delaware

WPI Investment Company                       Real Estate Investment             Delaware

Hornor, Townsend & Kent, Inc.                Registered Broker-Dealer and       Pennsylvania
                                             Investment Adviser

JANNEY MONTGOMERY SCOTT LLC.                 Registered Broker-Dealer and       Delaware
                                             Investment Adviser

                               Indepro Corporation
                            Wholly-Owned Subsidiaries

Corporation                                  Principal Business                 State of Incorporation
------------------------------------------   --------------------------------   ----------------------
Indepro Property Fund II Corporation         Real Estate Investment             Delaware

                           Janney Montgomery Scott LLC
                            Wholly-Owned Subsidiaries


Corporation                                  Principal Business                 State of Incorporation
------------------------------------------   --------------------------------   ----------------------
JMS Resources, Inc.                          Oil and Gas Development            Pennsylvania

JMS Investor Services, Inc.                  Insurance Sales                    Delaware

Parker/Hunter Incorporated                   Registered Broker-Dealer           Pennsylvania

Item 27. Number of Contract Owners


        As of March 31, 2005, there were:

        1,013 - Owners of qualified individual variable annuity contracts; and 760 - Owners of nonqualified individual variable annuity contracts


Item 28. Indemnification

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-69386) and are incorporated herein by reference.

         Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         Horner, Townsend & Kent, Inc. principal underwriter for the Registrant, also serves as principal underwriter for Penn Mutual Variable Life Account I, a separate account of Penn Mutual, and for PIA Variable Annuity Account I, a separate account of Penn Mutual's wholly-owned subsidiary, The Penn Insurance and Annuity Company.

         Hornor, Townsend & Kent, Inc. - Directors and Officers

                Daniel J. Toran, Chairman of the Board
                Michael Biondolillo, Director
                Ralph L. Crews, Director, Senior Vice President, Career Agency System
                Larry L. Mast, Director, President and Chief Executive Officer Steven O. Miller, Director, Senior Vice President, Independence Financial Network

                Nina M. Mulrooney, Director, Senior Vice President and Chief Compliance Officer

                Patricia L. Carbee, Senior Vice President, Sales and Marketing James A. Clary, Senior Vice President and Chief Operating Officer

                Thomas G. Rees, Vice President

                Thomas H. Coffey, Vice President, Independence Financial Network


                William D. Gruccio, Vice President, Career Agency System Robyn G. Label, Vice President, Market Conduct and Compliance Nancy S. Rush, Assistant Vice President, Benefits and Risk Management


                Paul I. Martin, Director, Contracts, Licensing and Registration Ronald J. Trudeau, Director, Commissions

                Franklin L. Best, Jr., Counsel and Secretary
                Barbara Wood, Treasurer
                Chad D. Brubaker, Assistant Treasurer

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year



                                        NET UNDERWRITING
        NAME OF PRINICIPAL               DISCOUNTS AND         COMPENSATION          BROKERAGE            OTHER
           UNDERWRITER                    COMMISSIONS          ON REDEMPTION         COMMISSIONS       COMPENSATION
----------------------------------   ---------------------   ------------------   ---------------   ------------------
Hornor, Townsend & Kent, Inc.               $  188,112               $  0               $  0               $  0


Item 30.        Location of Accounts and Records


                The name and address of the person who maintains physical possession of each account, book or other documents required by
                Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:


                The Penn Mutual Life Insurance Company
                600 Dresher Road
                Horsham, Pennsylvania  19044

Item 31.        Management Services

                See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.        Undertakings

                The Penn Mutual Life Insurance Company hereby undertakes:

        (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

        (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

        (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


        As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 28th day of April, 2005.


                                     PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                              (Registrant)

                                     By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                              (Depositor)

                                     By:      /s/ Robert E. Chappell
                                              ----------------------------------
                                              Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer


                As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 28th day of April, 2005.


Signature                                      Title
-----------------------------------------      ---------------------------------

/s/Robert E. Chappell                          Chairman of the Board of Trustees
------------------------                       and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie                             Executive Vice President and
------------------------                       Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                             Trustee

*EDWARD G. BOEHNE                              Trustee

*JOAN P. CARTER                                Trustee

*PHILLIP E. LIPPINCOTT                         Trustee

*JOHN F. MCCAUGHAN                             Trustee

*ALAN B. MILLER                                Trustee

*EDMOND F. NOTEBAERT                           Trustee

*ROBERT H. ROCK                                Trustee

*DANIEL J. TORAN                               Trustee




/s/Robert E. Chappell
------------------------------------------
*By:  Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


                 (10)(a)   Consent of PricewaterhouseCoopers, LLP

                 (10)(b)   Consent of Ernst & Young, LLP

                 (10)(c)   Consent of Morgan, Lewis & Bockius LLP